UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Balanced Index Strategy Fund	$1,000.00	$1,110.80	$0.42	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Balanced Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	49.9%

Domestic Equity Funds	37.6

International Equity Funds	12.6

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (37.6%):
1,350,328	AZL Mid Cap Index Fund, Class 2	$30,193,329
6,052,552	AZL S&P 500 Index Fund, Class 2	104,588,097
1,154,454	AZL Small Cap Stock Index Fund, Class 2	15,943,006

		150,724,432

Fixed Income Funds (49.9%):
17,809,112	AZL Enhanced Bond Index Fund	199,818,232

International Equity Funds (12.6%):
3,099,390	AZL International Index Fund, Class 2	50,334,091

Total Affiliated Investment Companies (Cost $301,368,408)		400,876,755

Total Investment Securities (Cost $301,368,408) — 100.1%(a)		400,876,755
Net other assets (liabilities) — (0.1)%		(408,606)

Net Assets — 100.0%		$400,468,149

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$301,368,408

Investments in affiliates, at value	$400,876,755
Interest and dividends receivable	16
Receivable for affiliated investments sold	179,587
Prepaid expenses	3,172

Total Assets	401,059,530

Liabilities:
Cash overdraft	179,587
Payable for capital shares redeemed	377,086
Manager fees payable	16,304
Administration fees payable	4,648
Custodian fees payable	1,281
Administrative and compliance services fees payable	756
Transfer agent fees payable	863
Trustee fees payable	466
Other accrued liabilities	10,390

Total Liabilities	591,381

Net Assets	$400,468,149

Net Assets Consist of:
Paid in capital	$276,947,716
Total distributable earnings	123,520,433

Net Assets	$400,468,149

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,205,979
Net Asset Value (offering and redemption price per share)	$16.54

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$222

Total Investment Income	222

Expenses:
Manager fees	99,077
Administration fees	30,507
Custodian fees	3,961
Administrative and compliance services fees	3,446
Transfer agent fees	2,780
Trustee fees	10,899
Professional fees	9,073
Shareholder reports	5,317
Other expenses	3,137

Total expenses	168,197

Net Investment Income/(Loss)	(167,975)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	3,387,463
Net realized gains/(losses) on securities	151
Change in net unrealized appreciation/depreciation on affiliated underlying funds	38,671,693

Net realized and Change in net unrealized gains/losses on investments	42,059,307

Change in Net Assets Resulting From Operations	$41,891,332

See accompanying notes to the financial statements.

3

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(167,975)	$7,720,384
Net realized gains/(losses) on investments	3,387,614	14,710,890
Change in unrealized appreciation/depreciation on investments	38,671,693	(40,203,778)

Change in net assets resulting from operations	41,891,332	(17,772,504)

Distributions to Shareholders:
Distributions	—	(19,383,356)

Change in net assets resulting from distributions to shareholders	—	(19,383,356)

Capital Transactions:
Proceeds from shares issued	4,499,058	8,361,288
Proceeds from dividends reinvested	—	19,383,356
Value of shares redeemed	(32,110,835)	(52,781,680)

Change in net assets resulting from capital transactions	(27,611,777)	(25,037,036)

Change in net assets	14,279,555	(62,192,896)
Net Assets:
Beginning of period	386,188,594	448,381,490

End of period	$400,468,149	$386,188,594

Share Transactions:
Shares issued	284,438	526,619
Dividends reinvested	—	1,252,155
Shares redeemed	(2,017,251)	(3,282,281)

Change in shares	(1,732,813)	(1,503,507)

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$14.89		$16.34	$15.75	$15.44	$15.91	$15.40

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.31	0.15	0.30	0.34	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	1.66		(0.99)	1.62	0.73	(0.34)	0.78

Total from Investment Activities	1.65		(0.68)	1.77	1.03	— (b)	0.94

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.38)	(0.43)	(0.17)	(0.23)
Net Realized Gains	—		(0.61)	(0.80)	(0.29)	(0.30)	(0.20)

Total Dividends	—		(0.77)	(1.18)	(0.72)	(0.47)	(0.43)

Net Asset Value, End of Period	$16.54		$14.89	$16.34	$15.75	$15.44	$15.91

Total Return(c)	11.08	%(d)	(4.36)%	11.50%	6.75%	0.01%	6.11%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$400,468		$386,189	$448,381	$438,300	$432,536	$438,651
Net Investment Income/(Loss)(e)	(0.08)%		1.82%	0.78%	1.83%	2.14%	1.02%
Expenses Before Reductions*(e)(f)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Expenses Net of Reductions*(e)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Portfolio Turnover Rate	1	%(d)	5%	6%	12%	11%	9%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$201,992,298	$1,794,802	$(15,557,292)	$(32,610)	$11,621,034	$199,818,232	17,809,112	$—	$—
AZL International Index Fund, Class 2	47,746,626	—	(3,970,314)	334,481	6,223,298	50,334,091	3,099,390	—	—
AZL Mid Cap Index Fund, Class 2	26,638,665	131,807	(1,283,561)	29,915	4,676,503	30,193,329	1,350,328	—	—
AZL S&P 500 Index Fund, Class 2	96,443,706	1,498,062	(10,689,788)	3,053,309	14,282,808	104,588,097	6,052,552	—	—
AZL Small Cap Stock Index Fund, Class 2	13,778,376	490,981	(196,769)	2,368	1,868,050	15,943,006	1,154,454	—	—

	$386,599,671	$3,915,652	$(31,697,724)	$3,387,463	$38,671,693	$400,876,755	29,465,836	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $2,744 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$400,876,755	$—	$400,876,755

Total Investments	$400,876,755	$—	$400,876,755

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Balanced Index Strategy Fund	$3,915,652	$31,697,724

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended June 30, 2019, the Fund did not directly invest in derivatives.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $302,718,794. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$98,157,961
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$98,157,961

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$3,957,710	$15,425,646	$19,383,356

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Balanced Index Strategy Fund	$8,970,214	$13,325,504	$—	$59,333,383	$81,629,101

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA Multi-Strategy Fund	$1,000.00	$1,103.90	$0.42	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	48.2%

Fixed Income Funds	39.7

International Equity Funds	12.1

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (48.2%):
28,833,603	AZL DFA U.S. Core Equity Fund	$383,775,255
8,662,913	AZL DFA U.S. Small Cap Fund	100,749,679

		484,524,934

Fixed Income Funds (39.7%):
38,543,699	AZL DFA Five-Year Global Fixed Income Fund	398,541,846

International Equity Funds (12.1%):
11,720,530	AZL DFA International Core Equity Fund	121,073,070

Total Affiliated Investment Companies (Cost $880,497,355)		1,004,139,850

Total Investment Securities (Cost $880,497,355) — 100.0%(a)		1,004,139,850
Net other assets (liabilities) — 0.0%†		(454,655)

Net Assets — 100.0%		$1,003,685,195

Percentages indicated are based on net assets as of June 30, 2019.

†	Represents less than 0.05%.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$880,497,355

Investments in affiliates, at value	$1,004,139,850
Receivable for affiliated investments sold	348,945
Prepaid expenses	7,519

Total Assets	1,004,496,314

Liabilities:
Cash overdraft	348,945
Payable for capital shares redeemed	380,394
Manager fees payable	40,849
Administration fees payable	5,438
Custodian fees payable	2,443
Administrative and compliance services fees payable	2,083
Transfer agent fees payable	1,051
Trustee fees payable	1,309
Other accrued liabilities	28,607

Total Liabilities	811,119

Net Assets	$1,003,685,195

Net Assets Consist of:
Paid in capital	$823,342,223
Total distributable earnings	180,342,972

Net Assets	$1,003,685,195

Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,013,919
Net Asset Value (offering and redemption price per share)	$14.34

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$33

Total Investment Income	33

Expenses:
Manager fees	250,647
Administration fees	33,761
Custodian fees	7,064
Administrative and compliance services fees	8,966
Transfer agent fees	3,109
Trustee fees	28,366
Professional fees	23,541
Shareholder reports	13,087
Other expenses	8,710

Total expenses	377,251

Net Investment Income/(Loss)	(377,218)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	8,048,504
Net realized gains/(losses) on securities	81
Change in net unrealized appreciation/depreciation on affiliated underlying funds	91,485,771

Net realized and Change in net unrealized gains/losses on investments	99,534,356

Change in Net Assets Resulting From Operations	$99,157,138

See accompanying notes to the financial statements.

3

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(377,218)	$9,422,112
Net realized gains/(losses) on investments	8,048,585	39,975,403
Change in unrealized appreciation/depreciation on investments	91,485,771	(109,331,866)

Change in net assets resulting from operations	99,157,138	(59,934,351)

Distributions to Shareholders:
Distributions	—	(28,987,454)

Change in net assets resulting from distributions to shareholders	—	(28,987,454)

Capital Transactions:
Proceeds from shares issued	992,955	3,711,811
Proceeds from dividends reinvested	—	28,987,454
Value of shares redeemed	(68,598,463)	(175,840,406)

Change in net assets resulting from capital transactions	(67,605,508)	(143,141,141)

Change in net assets	31,551,630	(232,062,946)
Net Assets:
Beginning of period	972,133,565	1,204,196,511

End of period	$1,003,685,195	$972,133,565

Share Transactions:
Shares issued	72,748	263,773
Dividends reinvested	—	2,094,469
Shares redeemed	(4,911,247)	(12,361,568)

Change in shares	(4,838,499)	(10,003,326)

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$12.99		$14.19	$12.69	$18.08	$18.71		$17.86

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.15	0.15	0.10	0.01		0.20
Net Realized and Unrealized Gains/(Losses) on Investments	1.36		(0.97)	1.46	1.32	(0.14)		0.96

Total from Investment Activities	1.35		(0.82)	1.61	1.42	(0.13)		1.16

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.11)	—	(0.24)		(0.22)
Net Realized Gains	—		(0.21)	—	(6.81)	(0.26)		(0.09)

Total Dividends	—		(0.38)	(0.11)	(6.81)	(0.50)		(0.31)

Net Asset Value, End of Period	$14.34		$12.99	$14.19	$12.69	$18.08		$18.71

Total Return(b)	10.39	%(c)	(5.91)%	12.69%	9.32%	(0.67)%		6.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,003,685		$972,134	$1,204,197	$1,194,169	$1,257,794		$1,439,548
Net Investment Income/(Loss)(d)	(0.08)%		0.84%	1.02%	0.75%	(0.07)%		1.09%
Expenses Before Reductions*(d)(e)	0.08%		0.07%	0.07%	0.07%	0.07%		0.07%
Expenses Net of Reductions*(d)	0.08%		0.07%	0.07%	0.07%	0.07%		0.07%
Portfolio Turnover Rate	—	(c)	7%	2%	2%	114	%(f)	7%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Multi-Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$412,833,477.00	$—	$(25,416,709)	$482,448.00	$10,642,630.00	$398,541,846.00	38,543,699	$—	$—
AZL DFA International Core Equity Fund	111,040,289	518,680	(4,139,813)	28,242	13,625,672	121,073,070	11,720,530	—	—
AZL DFA U.S. Core Equity Fund	357,414,103	254,161	(35,762,139)	7,441,936	54,427,194	383,775,255	28,833,603	—	—
AZL DFA U.S. Small Cap Fund	90,842,403	10,557	(2,989,434)	95,878	12,790,275	100,749,679	8,662,913	—	—

	$972,130,272	$783,398	$(68,308,095)	$8,048,504	$91,485,771	$1,004,139,850	87,760,745	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $6,958 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Companies	$1,004,139,850	$—	$1,004,139,850

Total Investments	$1,004,139,850	$—	$1,004,139,850

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Multi-Strategy Fund	$783,398	$68,308,095

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $880,841,842. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$123,298,008
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$123,298,008

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$13,032,287	$15,955,167	$28,987,454

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Multi-Strategy Fund	$10,447,503	$38,926,094	$—	$31,812,237	$81,185,834

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. As of June 30, 2019, the Fund had a controlling interest (in excess of 50%) in the AZL DFA Five-Year Global Fixed Income Fund, AZL DFA U.S. Core Equity Fund, and AZL DFA U.S. Small Cap Fund, which are affiliated with the Manager.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,108.30	$0.73	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	47.4%

Domestic Equity Funds	35.1

International Equity Funds	12.5

Money Markets	— †

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (35.1%):
1,111,326	AZL Mid Cap Index Fund, Class 2	$24,849,243
4,432,693	AZL S&P 500 Index Fund, Class 2	76,596,942
968,212	AZL Small Cap Stock Index Fund, Class 2	13,371,007

		114,817,192

Fixed Income Funds (47.4%):
13,801,877	AZL Enhanced Bond Index Fund	154,857,058

International Equity Funds (12.5%):
2,523,354	AZL International Index Fund, Class 2	40,979,270

Total Affiliated Investment Companies (Cost $270,321,396)		310,653,520

Money Markets (0.0%)†:
19,189	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(a)	19,189

Total Money Markets (Cost $19,189)		19,189

Total Investment Securities (Cost $270,340,585) — 95.0%(b)		310,672,709
Net other assets (liabilities) — 5.0%		16,335,069

Net Assets — 100.0%		$327,007,778

Percentages indicated are based on net assets as of June 30, 2019.

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2019.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $16,320,870 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	55	$8,096,550	$159,753
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	63	8,062,034	169,845

				$329,598

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$19,189
Investments in affiliates, at cost	270,321,396

Investments in non-affiliates, at value	$19,189
Investments in affiliates, at value	310,653,520
Segregated cash for collateral for futures contracts	16,320,870
Interest and dividends receivable	24,276
Receivable for capital shares issued	58,252
Prepaid expenses	2,442

Total Assets	327,078,549

Liabilities:
Payable for affiliated investments purchased	19,189
Payable for capital shares redeemed	8,789
Manager fees payable	26,461
Administration fees payable	4,653
Custodian fees payable	966
Administrative and compliance services fees payable	630
Transfer agent fees payable	857
Trustee fees payable	421
Other accrued liabilities	8,805

Total Liabilities	70,771

Net Assets	$327,007,778

Net Assets Consist of:
Paid in capital	$275,753,918
Total distributable earnings	51,253,860

Net Assets	$327,007,778

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,843,771
Net Asset Value (offering and redemption price per share)	$13.71

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$164,087
Dividends from non-affiliates	752

Total Investment Income	164,839

Expenses:
Manager fees	157,646
Administration fees	30,063
Custodian fees	2,975
Administrative and compliance services fees	2,754
Transfer agent fees	2,734
Trustee fees	8,661
Professional fees	7,259
Shareholder reports	4,653
Other expenses	2,486

Total expenses	219,231

Net Investment Income/(Loss)	(54,392)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	57,418
Net realized gains/(losses) on futures contracts	1,036,935
Change in net unrealized appreciation/depreciation on affiliated underlying funds	31,195,912
Change in net unrealized appreciation/depreciation on futures contracts	178,078

Net realized and Change in net unrealized gains/losses on investments	32,468,343

Change in Net Assets Resulting From Operations	$32,413,951

See accompanying notes to the financial statements.

3

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(54,392)	$5,735,880
Net realized gains/(losses) on investments	1,094,353	6,581,658
Change in unrealized appreciation/depreciation on investments	31,373,990	(26,340,799)

Change in net assets resulting from operations	32,413,951	(14,023,261)

Distributions to Shareholders:
Distributions	—	(10,275,883)

Change in net assets resulting from distributions to shareholders	—	(10,275,883)

Capital Transactions:
Proceeds from shares issued	9,743,264	21,031,895
Proceeds from dividends reinvested	—	10,275,883
Value of shares redeemed	(17,083,293)	(27,305,408)

Change in net assets resulting from capital transactions	(7,340,029)	4,002,370

Change in net assets	25,073,922	(20,296,774)
Net Assets:
Beginning of period	301,933,856	322,230,630

End of period	$327,007,778	$301,933,856

Share Transactions:
Shares issued	734,669	1,574,251
Dividends reinvested	—	798,437
Shares redeemed	(1,294,490)	(2,053,669)

Change in shares	(559,821)	319,019

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$12.37		$13.38	$12.74	$12.30	$12.56	$12.03

Investment Activities:
Net Investment Income/(Loss)	—	(a),(b)	0.24	0.11	0.17	0.22	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.34		(0.82)	1.32	0.64	(0.25)	0.65

Total from Investment Activities	1.34		(0.58)	1.43	0.81	(0.03)	0.73

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.26)	(0.28)	(0.10)	(0.12)
Net Realized Gains	—		(0.32)	(0.53)	(0.09)	(0.13)	(0.08)

Total Dividends	—		(0.43)	(0.79)	(0.37)	(0.23)	(0.20)

Net Asset Value, End of Period	$13.71		$12.37	$13.38	$12.74	$12.30	$12.56

Total Return(c)	10.83	%(d)	(4.44)%	11.40%	6.61%	(0.22)%	6.09%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$327,008		$301,934	$322,231	$312,745	$255,129	$208,618
Net Investment Income/(Loss)(e)	(0.03)%		1.79%	0.72%	1.69%	2.08%	0.97%
Expenses Before Reductions*(e)(f)	0.14%		0.13%	0.13%	0.14%	0.14%	0.15%
Expenses Net of Reductions*(e)	0.14%		0.13%	0.13%	0.14%	0.14%	0.15%
Portfolio Turnover Rate	2	%(d)	7%	9%	11%	5%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $15.8 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$159,753	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	169,845	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$695,806	$182,786

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	341,129	(4,708)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$152,834,757	$3,433,400	$(10,255,007)	$(266,454)	$9,110,362	$154,857,058	13,801,877	$—	$—
AZL International Index Fund, Class 2	36,279,424	302,308	(681,615)	(8,183)	5,087,336	40,979,270	2,523,354	—	—
AZL Mid Cap Index Fund, Class 2	20,365,050	1,307,416	(458,321)	11,848	3,623,250	24,849,243	1,111,326	—	—
AZL S&P 500 Index Fund, Class 2	67,239,890	768,308	(3,670,883)	317,864	11,941,763	76,596,942	4,432,693	—	—
AZL Small Cap Stock Index Fund, Class 2	10,431,439	1,668,711	(164,687)	2,343	1,433,201	13,371,007	968,212	—	—

	$287,150,560	$7,480,143	$(15,230,513)	$57,418	$31,195,912	$310,653,520	22,837,462	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $2,170was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$310,653,520	$—	$310,653,520
Money Markets	19,189	—	19,189

Total Investment Securities	310,672,709	—	310,672,709

Other Financial Instruments:*
Futures Contracts	329,598	—	329,598

Total Investments	$311,002,307	$—	$311,002,307

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Balanced Index Strategy Fund	$7,480,143	$15,230,513

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $273,178,212. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$37,494,497
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$37,494,497

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$3,233,566	$7,042,317	$10,275,883

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Balanced Index Strategy Fund	$6,684,897	$5,804,805	$—	$6,382,015	$18,871,717

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP BlackRock Global Strategy Plus Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Consolidated Expense Examples and Portfolio Composition Page 1

Consolidated Schedule of Portfolio Investments Page 2

Consolidated Statement of Assets and Liabilities Page 20

Consolidated Statement of Operations Page 20

Consolidated Statements of Changes in Net Assets Page 21

Consolidated Financial Highlights Page 22

Notes to the Consolidated Financial Statements Page 23

Other Information Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP BlackRock Global Strategy Plus Fund	$1,000.00	$1,102.40	$3.60	0.69%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP BlackRock Global Strategy Plus Fund	$1,000.00	$1,021.37	$3.46	0.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	28.8%

Fixed Income Funds	27.4

International Equity Funds	17.6

U.S. Treasury Obligations	12.7

Foreign Bonds	4.0

Corporate Bonds	2.6

Securities Held as Collateral for Securities on Loan	0.7

Yankee Dollars	0.7

Preferred Stocks	0.4

Money Markets	0.2

Purchased Options	0.1

Bank Loans	0.1

Private Placements	0.1

Convertible Bonds	—	†

Convertible Preferred Stocks	—	†

Purchased Interest Rate Cap	—	†

Purchased Currency Options	—	†

Purchased Swaptions	—	†

Total Investment Securities	95.4

Net other assets (liabilities)	4.6

Net Assets	100.0%

†	Represents less than 0.05%

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	77.7%

Japan	5.2

France	2.1

Germany	1.8

United Kingdom	1.4

Canada	0.9

Netherlands	0.8

China	0.7

Taiwan, Province Of China	0.7

Switzerland	0.6

All other countries	3.7

Total Investment Securities	95.4

Net other assets (liabilities)	4.6

Net Assets	100.0%

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (28.8%):
Aerospace & Defense (1.0%):
186	Boeing Co. (The)(a)	$67,706
402	Dassault Aviation SA(a)	578,782
186	Lockheed Martin Corp.(a)	67,618
122	Northrop Grumman Corp.(a)	39,419
17,264	Raytheon Co.(a)	3,001,865
5,514	Rolls-Royce Holdings plc(a)	58,992
11,815	Safran SA(a)	1,730,817
16,221	United Technologies Corp.(a)	2,111,974

		7,657,173

Air Freight & Logistics (0.0%†):
2,390	C.H. Robinson Worldwide, Inc.^(a)	201,596
340	United Parcel Service, Inc., Class B(a)	35,112
400	Yamato Holdings Co., Ltd.(a)	8,150

		244,858

Airlines (0.4%):
38,394	Azul SA, ADR*^(a)	1,283,895
483	Delta Air Lines, Inc.(a)	27,410
53,800	Japan Airlines Co., Ltd.(a)	1,721,363
551	United Continental Holdings, Inc.*(a)	48,240

		3,080,908

Auto Components (0.4%):
26,300	Denso Corp.(a)	1,108,773
2,500	Exedy Corp.(a)	52,502
20,200	Koito Manufacturing Co., Ltd.(a)	1,081,345
141	Lear Corp.(a)	19,637
724	Magna Internationl, Inc.(a)	36,029
2,300	Stanley Electric Co., Ltd.(a)	56,711
19,200	Toyota Industries Corp.(a)	1,059,479

		3,414,476

Automobiles (0.5%):
1,419	Fiat Chrysler Automobiles NV(a)	19,739
988	Ford Motor Co.(a)	10,107
62,200	Fuji Heavy Industries, Ltd.(a)	1,515,572
1,534	General Motors Co.(a)	59,105
3,928	Hero MotoCorp, Ltd.(a)	146,916
3,871	Maruti Suzuki India, Ltd.(a)	366,497
2,300	Mitsubishi Motors Corp.(a)	11,052
686	Renault SA^(a)	43,233
37,900	Suzuki Motor Corp.(a)	1,784,166

		3,956,387

Banks (1.7%):
108,935	ABN AMRO Group NV(a)	2,330,343
23,000	Agricultural Bank of China, Ltd., Class A(a)	9,613
220	Banco Bilbao Vizcaya Argentaria SA(a)	1,230
872	Banco do Brasil SA(a)	12,251
573	Banco Santander Brasil SA(a)	6,785
3,282	Bank of America Corp.(a)	95,178
7,000	Bank of China, Ltd.(a)	2,951
326	Bank of Montreal(a)	24,628
149	BB&T Corp.(a)	7,320
29,000	China Citic Bank Co., Ltd.(a)	16,531
11,000	China Construction Bank(a)	9,453
14,743	Citigroup, Inc.(a)	1,032,452
6,656	Criteria Caixacorp SA(a)	19,056
1,416	Fifth Third Bancorp(a)	39,506

Shares		Fair Value
Common Stocks, continued
Banks, continued
826	Hana Financial Holdings Group, Inc.(a)	$26,776
152,246	HSBC Holdings plc(a)	1,269,946
68,000	Industrial & Commercial Bank of China, Ltd, Class H(a)	49,511
1,329	Industrial Bank of Korea (IBK)(a)	16,185
38,541	JPMorgan Chase & Co.(a)	4,308,885
360	KB Financial Group, Inc.(a)	14,268
119	KeyCorp(a)	2,112
50	M&T Bank Corp.(a)	8,504
10,600	Mitsubishi UFJ Financial Group, Inc.(a)	50,681
75,900	PT Bank Central Asia Tbk(a)	161,213
1,341	Shinhan Financial Group Co., Ltd.(a)	52,163
485	Societe Generale(a)	12,269
100	Sumitomo Mitsui Financial Group, Inc.(a)	3,541
23,495	SunTrust Banks, Inc.(a)	1,476,661
4,971	U.S. Bancorp(a)	260,480
1,803	Unicredit SpA(a)	22,190
8,100	United Overseas Bank, Ltd.(a)	156,537
43,200	Wells Fargo & Co.(a)	2,044,224

		13,543,443

Beverages (0.1%†):
1,035	Ambev SA Com Npv(a)	4,823
506	Carlsberg A/S, Class B(a)	67,116
4,000	China Resources Enterprises, Ltd.(a)	18,933
3,297	Compania Cervecerias Unidas SA, ADR(a)	93,140
788	Diageo plc(a)	33,928
469	Monster Beverage Corp.*(a)	29,936
2,130	PepsiCo, Inc.(a)	279,307
65,100	Thai Beverage PCL(a)	39,970
500	Tsingtao Brewery Co, Ltd., Class A(a)	3,642
4,000	Tsingtao Brewery Co., Ltd., Class H(a)	25,366
300	Wuliangye Yibin Co., Ltd., Class A(a)	5,159

		601,320

Biotechnology (0.3%):
3,724	AbbVie, Inc.(a)	270,809
319	Amgen, Inc.(a)	58,785
2,641	Biogen Idec, Inc.*(a)	617,651
31	CSL, Ltd.(a)	4,689
22,445	Gilead Sciences, Inc.(a)	1,516,384
3	Regeneron Pharmaceuticals, Inc.*(a)	939
63	Vertex Pharmaceuticals, Inc.*(a)	11,553

		2,480,810

Building Products (0.2%):
100	Asahi Glass Co., Ltd.(a)	3,466
943	ASSA Abloy AB, Class B(a)	21,358
5,863	Compagnie de Saint-Gobain SA^(a)	229,115
5,200	Daikin Industries, Ltd.(a)	680,721
1,823	Fortune Brands Home & Security, Inc.^(a)	104,148
4,887	Masco Corp.(a)	191,766
5,400	Nichias Corp.(a)	97,418

		1,327,992

Capital Markets (0.3%):
708	Ameriprise Financial, Inc.(a)	102,773
100	B3 SA- Brasil Bolsa Balcao(a)	976
194	Bank of New York Mellon Corp. (The)(a)	8,565
24,066	Charles Schwab Corp. (The)(a)	967,213
2,000	Citic Securities Co., Ltd., Class A(a)	4,176

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
277	Deutsche Boerse AG(a)	$39,173
381	Goldman Sachs Group, Inc. (The)(a)	77,953
1,600	Guotai Junan Securities Co., Ltd.*(a)	2,857
22,457	Morgan Stanley(a)	983,841

		2,187,527

Chemicals (0.8%):
12,499	Air Products & Chemicals, Inc.(a)	2,829,398
290	Akzo Nobel NV(a)	27,251
12,600	Daicel Chemical Industries, Ltd.(a)	112,304
8,052	Dow, Inc.(a)	397,044
8,052	DuPont de Nemours, Inc.(a)	604,464
554	Evonik Industries AG(a)	16,129
31,000	Formosa Chemicals & Fibre Corp.(a)	102,918
33,000	Formosa Plastics Corp.(a)	121,768
893	Huntsman Corp.(a)	18,253
5,400	Kuraray Co., Ltd.^(a)	64,669
483	LG Chem, Ltd.(a)	148,754
41,000	Nan Ya Plastics Corp.(a)	103,847
377	Nutrien, Ltd.(a)	20,169
67,900	PTT Global Chemical Public Co., Ltd.(a)	141,770
16,400	Shin-Etsu Chemical Co., Ltd.(a)	1,531,457
60,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H(a)	23,838
3,100	Sumitomo Chemical Co., Ltd.(a)	14,426
13,400	Toagosei Co., Ltd.(a)	141,237

		6,419,696

Commercial Services & Supplies (0.1%):
3,229	Country Garden Services Holdings Co., Ltd.(a)	7,440
14,420	IAA, Inc.*(a)	559,207
14,420	KAR Auction Services, Inc.(a)	360,500
245	Waste Management, Inc.(a)	28,266

		955,413

Communications Equipment (0.0%†):
4,500	BYD Electronic International Co., Ltd.(a)	6,450
2,286	Cisco Systems, Inc.(a)	125,113
6,428	Nokia OYJ(a)	31,935
1,110	Telefonaktiebolaget LM Ericsson, Class B(a)	10,539

		174,037

Construction & Engineering (0.1%):
1,310	Eiffage SA(a)	129,480
13,600	Kinden Corp.(a)	209,535
1,900	Kyudenko Corp.(a)	57,463
3,500	Maeda Road Construction Co., Ltd.(a)	73,821
3,200	Nippo Corp.(a)	63,180
4,100	Okumura Corp.(a)	125,570
6,500	Sinopec Engineering Group Co., Ltd.(a)	5,517
17,700	Toda Corp.(a)	98,192

		762,758

Construction Materials (0.0%†):
1,600	Anhui Conch Cement Co., Ltd., Class A(a)	9,692
4,500	Anhui Conch Cement Co., Ltd., Class H(a)	28,228
30,000	China Resources Cement Holdings, Ltd.(a)	28,991
74	LafargeHolcim, Ltd., Registered Shares(a)	3,616
9,600	Siam Cement PCL(a)	147,765

		218,292

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.0%†):
694	Ally Financial, Inc.(a)	$21,507
301	Capital One Financial Corp.(a)	27,313
490	Discover Financial Services(a)	38,018
53	Synchrony Financial(a)	1,838

		88,676

Containers & Packaging (0.0%†):
226	Packaging Corp. of America(a)	21,542

Distributors (0.0%†):
3,500	Canon Marketing Japan, Inc.(a)	76,589

Diversified Consumer Services (0.0%†):
36	New Oriental Education & Technology Group, Inc., ADR*(a)	3,477

Diversified Financial Services (0.1%):
1,898	Berkshire Hathaway, Inc., Class B*(a)	404,597
114,000	Fubon Financial Holdings Co., Ltd.(a)	168,495

		573,092

Diversified Telecommunication Services (0.8%):
125	AT&T, Inc.(a)	4,189
52,873	Cellnex Telecom SAU(a)	1,956,762
223,000	Chunghwa Telecom Co., Ltd.(a)	811,608
528	France Telecom SA(a)	8,322
84,000	HKT Trust & HKT, Ltd.(a)	133,376
3,400	Nippon Telegraph & Telephone Corp.(a)	158,472
50,100	Singapore Telecommunications, Ltd.(a)	129,863
544,119	Telecom Italia SpA*(a)	297,030
31,510	Telecom Italia SpA^(a)	16,338
561	Telefonica SA(a)	4,606
45,330	Verizon Communications, Inc.(a)	2,589,703

		6,110,269

Electric Utilities (0.6%):
5,334	CEZ(a)	128,906
20,000	CK Infrastructure Holdings, Ltd.(a)	162,946
13,000	CLP Holdings, Ltd.(a)	143,238
49	Electricite de France(a)	618
181,523	Enel SpA(a)	1,268,014
4,688	Exelon Corp.(a)	224,743
8,000	Hongkong Electric Holdings, Ltd.(a)	57,521
11,633	NextEra Energy, Inc.(a)	2,383,137
358	Xcel Energy, Inc.(a)	21,297

		4,390,420

Electrical Equipment (0.4%):
388	Eaton Corp. plc(a)	32,313
37,638	Emerson Electric Co.(a)	2,511,208
6,000	GS Yuasa Corp.(a)	116,641
3,400	Mabuchi Motor Co., Ltd.^(a)	116,648
140	Rockwell Automation, Inc.(a)	22,936

		2,799,746

Electronic Equipment, Instruments & Components (0.3%):
2,108	ALPS Electric Co., Ltd.(a)	35,470
2,163	Corning, Inc.(a)	71,876
1,800	Hitachi, Ltd.(a)	66,163
63,320	Hon Hai Precision Industry Co., Ltd.(a)	158,028
6,200	Japan Aviation Electronics Industry, Ltd.(a)	91,339
200	Keyence Corp.(a)	122,925

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
39,300	Murata Manufacturing Co., Ltd.(a)	$1,772,619
17	Samsung Electro-Mechanics Co., Ltd., Series L(a)	1,443

		2,319,863

Energy Equipment & Services (0.0%†):
239	Halliburton Co.(a)	5,435
492	Helmerich & Payne, Inc.^(a)	24,905
3,984	Schlumberger, Ltd.(a)	158,324

		188,664

Entertainment (0.0%†):
320	Ncsoft Corp.(a)	132,208
291	Tencent Music Entertainment Group, ADR*^(a)	4,362
1,029	Vivendi Universal SA(a)	28,354
373	Walt Disney Co. (The)(a)	52,086

		217,010

Equity Real Estate Investment Trusts (0.5%):
977	American Tower Corp.(a)	199,748
115	Boston Properties, Inc.(a)	14,835
2,556	Equinix, Inc.(a)	1,288,966
14,344	Equity Residential Property Trust(a)	1,088,996
11,000	Link REIT (The)(a)	135,305
180	Macquarie Goodman Group(a)	1,902
5,789	Unibail-Rodamco-Westfield^(a)	867,069
4,229	Welltower, Inc.(a)	344,790
9,113	Weyerhaeuser Co.(a)	240,036

		4,181,647

Food & Staples Retailing (0.1%†):
600	AEON Co., Ltd.(a)	10,323
175	Costco Wholesale Corp.(a)	46,246
7,032	Jeronimo Martins SGPS SA(a)	113,214
1,849	Kroger Co. (The)(a)	40,142
2,400	Seven & I Holdings Co., Ltd.(a)	81,360
354	Sysco Corp.(a)	25,035
1,356	Wal-Mart Stores, Inc.(a)	149,824

		466,144

Food Products (1.1%):
77,200	Ajinomoto Co., Inc.(a)	1,340,816
41,358	Danone SA(a)	3,506,670
1,406	JBS SA(a)	7,771
100	Meiji Holdings Co., Ltd.(a)	7,152
3,443	Mondelez International, Inc., Class A(a)	185,578
6	Nestle India, Ltd.(a)	1,037
33,734	Nestle SA, Registered Shares(a)	3,493,870
8,000	Tingyi (Caymen Is) Holding Corp.(a)	13,350
67,000	Uni-President Enterprises Corp.(a)	178,396
183,000	Want Want China Holdings, Ltd.(a)	148,395
6,500	WH Group, Ltd.(a)	6,618

		8,889,653

Gas Utilities (0.2%):
3,500	Beijing Enterprises Holdings, Ltd.(a)	17,798
2,000	China Resources Gas Group, Ltd.(a)	9,915
49,100	Tokyo Gas Co., Ltd.(a)	1,155,395

		1,183,108

Health Care Equipment & Supplies (0.7%):
2,337	Abbott Laboratories(a)	196,542

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
202	Alcon, Inc.*(a)	$12,498
1,864	Baxter International, Inc.(a)	152,662
160	Edwards Lifesciences Corp.*(a)	29,558
3,080	EssilorLuxottica SA(a)	402,507
17,900	HOYA Corp.(a)	1,375,144
56	Intuitive Surgical, Inc.*(a)	29,375
61,540	Koninklijke Philips Electronics NV(a)	2,672,362
866	Medtronic plc(a)	84,340
38,800	Olympus Co., Ltd.(a)	432,579
987	Stryker Corp.(a)	202,907

		5,590,474

Health Care Providers & Services (1.6%):
3,900	Alfresa Holdings Corp.(a)	96,516
11,717	Anthem, Inc.(a)	3,306,654
675	Cardinal Health, Inc.(a)	31,793
354	Centene Corp.*(a)	18,564
16,732	CVS Health Corp.(a)	911,727
19,877	DaVita, Inc.*(a)	1,118,280
27,525	Fresenius SE & Co. KGaA(a)	1,490,819
7,647	HCA Healthcare, Inc.(a)	1,033,645
71	Humana, Inc.(a)	18,836
411	McKesson Corp.(a)	55,234
4,600	Medipal Holdings Corp.(a)	101,760
24,213	NMC Health plc^(a)	738,829
74,487	Notre Dame Intermedica Participacoes SA(a)	782,256
1,800	Suzuken Co., Ltd.(a)	105,811
9,731	UnitedHealth Group, Inc.(a)	2,374,461

		12,185,185

Health Care Technology (0.0%†):
17	Cerner Corp.(a)	1,246

Hotels, Restaurants & Leisure (0.3%):
761	Carnival Corp., Class A^(a)	35,425
36,000	Genting Singapore, Ltd.(a)	24,498
249	McDonald’s Corp.(a)	51,707
408	Royal Caribbean Cruises, Ltd.(a)	49,454
400	Sands China, Ltd.(a)	1,918
13,079	Sodexo SA(a)	1,528,566
985	Starbucks Corp.(a)	82,573
662	Wyndham Worldwide Corp.(a)	29,062
3,898	Yum China Holdings, Inc.(a)	180,087
642	Yum! Brands, Inc.(a)	71,050

		2,054,340

Household Durables (0.1%†):
3,138	Berkeley Group Holdings plc (The)(a)	148,797
1,434	Coway Co., Ltd.(a)	96,169
831	LG Electronics, Inc.(a)	57,154
1,300	Sony Corp.(a)	67,933

		370,053

Household Products (0.4%):
37,730	Colgate-Palmolive Co.(a)	2,704,109
1,386	Procter & Gamble Co. (The)(a)	151,975

		2,856,084

Independent Power and Renewable Electricity Producers (0.0%†):
1,736	AES Corp. (The)(a)	29,095
27,000	Cgn Power Co., Ltd., Class H(a)	7,435

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
6,000	China Longyuan Power Group Corp.(a)	$3,855
4,000	China Resources Power Holdings Co.(a)	5,835
100	Engie Brasil Energia SA(a)	1,132
330	NRG Energy, Inc.(a)	11,590
7,853	Vistra Energy Corp.*(a)	177,792

		236,734

Industrial Conglomerates (0.3%):
11,000	Citic, Ltd.(a)	15,826
39,500	Fosun International, Ltd.(a)	52,541
2,256	General Electric Co.(a)	23,688
455	Honeywell International, Inc.(a)	79,438
3,700	Jardine Matheson Holdings, Ltd.(a)	233,199
16,177	Siemens AG, Registered Shares(a)	1,922,371
500	Toshiba Corp.(a)	15,579

		2,342,642

Insurance (0.6%):
199	AEGON NV(a)	991
79	Allstate Corp. (The)(a)	8,034
94,000	Cathay Financial Holding Co., Ltd.(a)	129,740
6,959	Chubb, Ltd.(a)	1,024,991
15	Fairfax Financial Holdings, Ltd.(a)	7,363
3,806	Hartford Financial Services Group, Inc. (The)(a)	212,070
24,505	Marsh & McLennan Cos., Inc.(a)	2,444,373
1,394	MetLife, Inc.(a)	69,240
15	Muenchener Rueckversicherungs-Gesellschaft AG(a)	3,764
600	NKSJ Holdings, Inc.(a)	23,224
12,631	Old Mutual, Ltd.(a)	19,045
599	Progressive Corp. (The)(a)	47,878
315	Prudential Financial, Inc.(a)	31,815
286	Reinsurance Group of America, Inc.(a)	44,625
128	Swiss Re AG(a)	13,019
1,600	T&D Holdings, Inc.(a)	17,453
1,336	Travelers Cos., Inc. (The)(a)	199,759

		4,297,384

Interactive Media & Services (1.3%):
70	Alphabet, Inc., Class A*(a)	75,796
5,886	Alphabet, Inc., Class C*(a)	6,362,236
171	Baidu, Inc., ADR*(a)	20,068
6,820	Facebook, Inc., Class A*(a)	1,316,260
53,200	Tencent Holdings, Ltd.(a)	2,406,887
74	Twitter, Inc.*(a)	2,583
8,800	Yahoo! Japan Corp.(a)	25,870

		10,209,700

Internet & Direct Marketing Retail (0.9%):
13,473	Alibaba Group Holding, Ltd., ADR*(a)	2,282,999
1,827	Amazon.com, Inc.*(a)	3,459,662
15	Booking Holdings, Inc.*(a)	28,121
1,350	eBay, Inc.(a)	53,325
634	Expedia, Inc.(a)	84,341
842	JD.com, Inc., ADR*(a)	25,504
49,600	Start Today Co., Ltd.(a)	930,966

		6,864,918

IT Services (0.4%):
416	Accenture plc, Class C(a)	76,864
27	Adyen NV*(a)	20,843

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,279	DXC Technology Co.(a)	$70,537
544	Fidelity National Information Services, Inc.(a)	66,738
8,035	FleetCor Technologies, Inc.*(a)	2,256,629
1,200	Global Payments, Inc.(a)	192,156
1,660	HCL Technologies, Ltd.(a)	25,609
1,482	Infosys, Ltd.(a)	15,772
574	International Business Machines Corp.(a)	79,155
919	MasterCard, Inc., Class A(a)	243,103
416	PayPal Holdings, Inc.*(a)	47,615
53	Samsung SDS Co., Ltd.(a)	9,867
21	Tata Consultancy Services, Ltd.(a)	678
287	VeriSign, Inc.*(a)	60,029
1,509	Visa, Inc., Class A(a)	261,887
514	Wipro, Ltd.(a)	2,091

		3,429,573

Life Sciences Tools & Services (0.2%):
13,752	Agilent Technologies, Inc.(a)	1,026,862
77	Illumina, Inc.*(a)	28,348
518	Thermo Fisher Scientific, Inc.(a)	152,126

		1,207,336

Machinery (0.4%):
560	Atlas Copco AB(a)	16,074
561	Atlas Copco AB, Class A(a)	17,941
412	Caterpillar, Inc.(a)	56,151
177	Cummins, Inc.(a)	30,327
14,016	Dover Corp.(a)	1,404,404
6,400	Hino Motors, Ltd.(a)	53,978
12,143	Knorr-Bremse AG(a)	1,352,009
600	Mitsubishi Heavy Industries, Ltd.(a)	26,159
1,815	Sandvik AB(a)	33,363
5,300	Sany Heavy Industry Co., Ltd.(a)	10,112
76	Stanley Black & Decker, Inc.(a)	10,990
1,000	Weichai Power Co., Ltd., Class H(a)	1,693

		3,013,201

Marine (0.0%†):
1	A.P. Moeller — Maersk A/S, Class A(a)	1,162

Media (1.3%):
6,326	Charter Communications, Inc., Class A*(a)	2,499,909
18,306	Clear Channel Outdoor Holdings, Inc.*(a)	86,404
85,076	Comcast Corp., Class A(a)(b)	3,597,013
2,820	Grupo Televisa SAB(a)	4,769
15,329	I-Cable Communications, Ltd.*(a)	194
914	iHeartMedia, Inc., Class A*(a)	13,756
2,332	Liberty Broadband Corp., Class A*(a)	239,823
10,433	Liberty Broadband Corp., Class C*(a)	1,087,327
55	Liberty Global plc, Series C*(a)	1,459
29,840	Liberty Global plc, Class A*(a)	805,382
8,362	Liberty SiriusXM Group, Class A*(a)	316,167
14,011	Liberty SiriusXM Group, Class C*(a)	532,138
9	MultiChoice Group, Ltd.*(a)	86
7,800	Nippon Television Holdings, Inc.(a)	115,770
1,359	Omnicom Group, Inc.^(a)	111,370
978	Publicis Groupe SA(a)	51,626
75,025	RAI Way SpA(a)	448,618
5,600	TV Asahi Holdings Corp.(a)	90,557

		10,002,368

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.5%):
8,263	Barrick Gold Corp.(a)	$130,439
19,500	China Hongqiao Group, Ltd.(a)	13,713
2,100	DOWA Mining Co.(a)	67,631
3,504	Eregli Demir ve Celik Fabrikalari T.A.S.(a)	4,772
19,110	Glencore International plc(a)	66,484
400	JFE Holdings, Inc.(a)	5,889
27	Kumba Iron Ore, Ltd.(a)	960
36,027	Newcrest Mining, Ltd.(a)	809,556
33,298	Newmont Mining Corp.(a)	1,280,974
689	POSCO(a)	145,882
168	Rio Tinto, Ltd.(a)	12,256
4,090	South32, Ltd.(a)	9,139
714	Southern Copper Corp.(a)	27,739
248	Teck Cominco, Ltd., Class B(a)	5,724
18,200	Tokyo Steel Manufacturing Co., Ltd.(a)	137,847
249	Vedanta, Ltd.(a)	629
30,254	Wheaton Precious Metals Corp.(a)	731,742
2,700	Yamato Kogyo Co., Ltd.(a)	78,916
42,000	Zijin Mining Group Co., Ltd.(a)	17,073

		3,547,365

Multiline Retail (0.3%):
18,286	Dollar Tree, Inc.*(a)	1,963,733
4,229	Target Corp.(a)	366,274

		2,330,007

Multi-Utilities (0.1%):
4,600	AGL Energy, Ltd.(a)	64,650
707	CenterPoint Energy, Inc.(a)	20,241
538	Engie Group(a)	8,168
6,765	Sempra Energy^(a)	929,782

		1,022,841

Oil, Gas & Consumable Fuels (2.8%):
1,047	Chevron Corp.(a)	130,289
17,500	China Petroleum & Chemical Corp., Class A(a)	13,982
78,000	China Petroleum & Chemical Corp., Class H(a)	53,119
11,500	China Shenhua Energy Co., Ltd.(a)	24,031
23,000	CNOOC, Ltd.(a)	39,572
46,285	Coal India, Ltd.(a)	170,403
565	ConocoPhillips Co.(a)	34,465
1,728	Devon Energy Corp.(a)	49,283
50,679	Enbridge, Inc.(a)	1,830,699
1,874	ENI SpA(a)	31,034
26,035	Exxon Mobil Corp.(a)	1,995,062
941	Fieldwood Energy LLC*(a)(c)	28,230
3,485	Fieldwood Energy LLC*(a)(c)	104,550
24,000	Formosa Petrochemical Corp.(a)	85,527
2,775	Hindustan Petroleum Corp., Ltd.(a)	11,637
898	Imperial Oil, Ltd.(a)	24,867
9,201	Marathon Petroleum Corp.(a)	514,152
301	Occidental Petroleum Corp.(a)	15,134
43,210	Oil & Natural Gas Corp., Ltd.(a)	105,020
35,636	ONEOK, Inc.(a)	2,452,113
10,000	PetroChina Co., Ltd., Class H(a)	5,502
566	Phillips 66(a)	52,944
91,747	Reliance Industries, Ltd.*(a)	1,665,721
19,707	Royal Dutch Shell plc, Class A, ADR(a)	1,282,334
75,871	Royal Dutch Shell plc, Class A(a)	2,469,965

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,479	Royal Dutch Shell plc, Class A(a)	$48,420
1,163	Royal Dutch Shell plc, Class B(a)	37,928
20,651	Snam SpA(a)	102,714
1,104	S-Oil Corp.(a)	80,022
138	Statoil ASA(a)	2,735
49,044	Suncor Energy, Inc.(a)	1,530,050
38,975	TC Energy Corp.(a)	1,932,378
47,500	Thai Oil Public Co., Ltd.(a)	103,081
554	Total SA, ADR(a)	30,908
21,095	Total SA(a)	1,179,980
434	Valero Energy Corp.(a)	37,155
115,630	Williams Cos., Inc. (The)(a)	3,242,264
14,000	Yanzhou Coal Mining Co.(a)	13,100
769	YPF Sociedad Anonima, ADR(a)	14,003

		21,544,373

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.*(a)(c)(d)	301,025

Personal Products (0.0%†):
10	Estee Lauder Co., Inc. (The), Class A(a)	1,831
100	Shiseido Co., Ltd.(a)	7,554

		9,385

Pharmaceuticals (1.4%):
397	Allergan plc(a)	66,470
1,071	Aspen Pharmacare Holdings, Ltd.(a)	7,643
86,100	Astellas Pharma, Inc.(a)	1,229,519
73	AstraZeneca plc(a)	5,958
12,692	Bayer AG, Registered Shares(a)	881,347
1,608	Bristol-Myers Squibb Co.(a)	72,923
500	China Resources Pharmaceutical(a)	565
57	Eli Lilly & Co.(a)	6,315
1,824	GlaxoSmithKline plc(a)	36,505
1,117	Gw Pharmaceuticals, ADR*(a)	192,560
23,086	Johnson & Johnson Co.(a)	3,215,418
400	Kyowa Hakko Kogyo Co., Ltd.(a)	7,210
16,193	Merck & Co., Inc.(a)	1,357,783
677	Mylan NV*(a)	12,890
7,237	Novo Nordisk A/S, Class B(a)	369,267
1,700	Ono Pharmaceutical Co., Ltd.(a)	30,533
900	Otsuka Holdings Co., Ltd.(a)	29,418
59,984	Pfizer, Inc.(a)	2,598,507
13	Roche Holding AG(a)	3,659
4,276	Sanofi-Aventis SA(a)	369,815
200	Shionogi & Co., Ltd.(a)	11,550
327	Zoetis, Inc.(a)	37,111

		10,542,966

Professional Services (0.0%†):
88	Reed Elsevier plc(a)	2,138
7	SGS SA, Registered Shares(a)	17,843
968	Thomson Reuters Corp.(a)	62,454

		82,435

Real Estate Management & Development (0.6%):
12,000	Agile Property Holdings, Ltd.(a)	16,091
581,600	CapitaLand, Ltd.(a)	1,518,247
500	CK Asset Holdings, Ltd.(a)	3,903
5,000	Country Garden Holdings Co., Ltd.(a)	7,574

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
600	Daiwa House Industry Co., Ltd.(a)	$17,525
81,000	Hang Lung Properties, Ltd.(a)	192,865
7,100	Hongkong Land Holdings, Ltd.(a)	45,798
11,000	Hysan Development Co., Ltd.(a)	56,856
2,000	Logan Property Holdings Co., Ltd.(a)	3,244
10,900	Mitsubishi Estate Co., Ltd.(a)	203,366
24,000	Sino Land Co., Ltd.(a)	40,137
106,166	Sun Hung Kai Properties, Ltd.(a)	1,803,021
10,000	Swire Pacific, Ltd., Class A(a)	123,047
3,236	Vonovia SE(a)	154,505
15,000	Wharf Real Estate Investment Co., Ltd.(a)	105,381

		4,291,560

Road & Rail (0.3%):
547	Canadian National Railway Co.(a)	50,631
153	Canadian Pacific Railway, Ltd., Class 1(a)	36,039
70,800	ComfortDelGro Corp., Ltd.(a)	139,254
1,558	CSX Corp.(a)	120,542
800	Daqin Railway Co., Ltd., Class A(a)	943
21,100	East Japan Railway Co.(a)	1,976,298
291	Norfolk Southern Corp.(a)	58,005
4,700	Seino Holdings Co., Ltd.(a)	62,730
445	Union Pacific Corp.(a)	75,254

		2,519,696

Semiconductors & Semiconductor Equipment (0.6%):
185	ASML Holding NV(a)	38,667
1,000	Globalwafers Co., Ltd.(a)	10,169
2,108	Intel Corp.(a)	100,910
355	KLA-Tencor Corp.(a)	41,961
45	Lam Research Corp.(a)	8,453
1,000	MediaTek, Inc.(a)	10,141
542	Micron Technology, Inc.*(a)	20,916
695	NXP Semiconductors NV(a)	67,839
15,460	QUALCOMM, Inc.(a)	1,176,042
7,400	ROHM Co., Ltd.(a)	499,665
313,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	2,387,999
586	Texas Instruments, Inc.(a)	67,249
352	Xilinx, Inc.(a)	41,508

		4,471,519

Software (1.5%):
367	Adobe Systems, Inc.*(a)	108,137
290	Autodesk, Inc.*(a)	47,241
37,812	Cloudera, Inc.*(a)	198,891
50,269	Dropbox, Inc., Class A*(a)	1,259,238
508	Intuit, Inc.(a)	132,756
44,215	Microsoft Corp.(a)	5,923,041
14,944	Oracle Corp.(a)	851,360
204	SAP AG(a)	28,035
55	ServiceNow, Inc.*(a)	15,101
68,532	Uber Technologies 6mo Lock Up*(a)(c)	3,062,852
513	VMware, Inc., Class A(a)	85,779

		11,712,431

Specialty Retail (0.4%):
7	AutoZone, Inc.*(a)	7,696
286	Home Depot, Inc. (The)(a)	59,479
301,236	Kingfisher plc(a)	822,772
11,705	Lowe’s Cos., Inc.(a)	1,181,152

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
5,107	Petrobras Distribuidora SA(a)	$33,255
417	Ross Stores, Inc.(a)	41,333
700	Shimamura Co., Ltd.(a)	52,390
12,325	TJX Cos., Inc. (The)(a)	651,746

		2,849,823

Technology Hardware, Storage & Peripherals (0.6%):
24,324	Apple, Inc.(a)	4,814,207
3,395	Hewlett Packard Enterprise Co.(a)	50,755
224	HP, Inc.(a)	4,657
10,000	Lenovo Group, Ltd.(a)	7,755
200	Samsung Electronics Co., Ltd.(a)	8,156
426	Western Digital Corp.^(a)	20,256

		4,905,786

Textiles, Apparel & Luxury Goods (0.0%†):
171	Adidas AG(a)	52,778
1,021	Compagnie Financiere Richemont SA(a)	86,692
112	Kering(a)	66,236
920	Nike, Inc., Class B(a)	77,234

		282,940

Thrifts & Mortgage Finance (0.2%):
40,140	Housing Development Finance Corp., Ltd.(a)	1,274,861

Tobacco (0.4%):
37,253	Altria Group, Inc.(a)	1,763,929
10,188	KT&G Corp.(a)	869,690
8,252	Philip Morris International, Inc.(a)	648,030

		3,281,649

Trading Companies & Distributors (0.1%):
14,818	Ferguson plc(a)	1,056,001
700	Mitsui & Co., Ltd.(a)	11,419

		1,067,420

Transportation Infrastructure (0.0%†):
10,000	Beijing Capital International Airport Co., Ltd.(a)	8,757
3,400	Kamigumi Co., Ltd.(a)	80,614
28,200	Malaysia Airports Holdings Berhad(a)	58,348
14,000	Zhejiang Expressway Co., Ltd.(a)	14,756

		162,475

Wireless Telecommunication Services (0.5%):
25,800	Advanced Information Service plc(a)	183,413
56,785	America Movil SAB de C.V., Series L(a)	41,339
4,500	China Mobile, Ltd.(a)	40,962
137,000	Far EasTone Telecommunications Co., Ltd.(a)	345,429
77,500	Intouch Holdings Public Co., Ltd.(a)	158,589
6,300	KDDI Corp.(a)	160,524
300	NTT DoCoMo, Inc.(a)	7,003
294	Rogers Communications, Inc.(a)	15,740
542	SK Telecom Co., Ltd.(a)	121,624
104,000	Taiwan Mobile Co., Ltd.(a)	409,936
563	Turkcell Iletisim Hizmetleri AS(a)	1,246
1,261,716	Vodafone Group plc(a)	2,069,199

		3,555,004

Total Common Stocks (Cost $193,159,698)		222,952,951

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks (0.4%):
Aerospace & Defense (0.0%†):
176,080	Rolls-Royce Holdings plc, 7/1/19(a)	$224

Banks (0.1%):
12,486	Citigroup Capital XIII, Series A, 8.14%, 7/26/19^(a)	344,488
25,470	Itau Unibanco Holding SA, Series S, 3.97%, 1/3/20(a)	240,550
75,000	USB Capital IX, 3.62%, 10/29/49(US0003M+102bps), Callable 8/5/19 @ 100(a)	61,500

		646,538

Chemicals (0.0%†):
979	Braskem SA, Class A, 3.98%, 5/2/18*(a)	8,932

Consumer Finance (0.0%†):
13,543	GMAC Capital Trust I, Series 2, 8.02%, 8/13/19(a)	353,879

Health Care Providers & Services (0.0%†):
143,925	Grand Rounds, Inc., Series C*(a)(c)(d)	368,448

Household Products (0.2%):
11,619	Henkel AG & Co. KGaA, 1.89%, 4/3/20(a)	1,136,884

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(c)(d)	756,181

Technology Hardware, Storage & Peripherals (0.0%†):
258	Samsung Electronics Co., Ltd., 2.78%, 9/27/19(a)	8,545

Total Preferred Stocks (Cost $3,170,552)		3,279,631

Convertible Preferred Stock (0.0%†):
Banks (0.0%†):
116	Wells Fargo & Co., Series L, Class A, 5.50%, 5/30/19(a)	158,247

Total Convertible Preferred Stock (Cost $126,440)		158,247

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%*(a)(c)(d)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%*(a)(c)(d)	3,550
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%*(a)(c)(d)	453,868

Total Private Placements (Cost $793,586)		457,418

Convertible Bonds (0.0%†):
Food Products (0.0%†):
$400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(c)(e)	—

Real Estate Management & Development (0.0%†):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(f)	184,816

Total Convertible Bonds (Cost $575,688)		184,816

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.1%):
350,314	Hilton Worldwide Finance LLC, 3.33% (US LIBOR+175 bps), 10/25/23(a)	350,314

Oil, Gas & Consumable Fuels (0.0%†):
111,961	Fieldwood Energy LLC, 0.00% (US LIBOR+525 bps), 4/11/22(a)	103,459
151,147	Fieldwood Energy LLC, 0.00% (US LIBOR+725 bps), 4/11/23(a)	125,452

		228,911

Total Bank Loans (Cost $605,365)		579,225

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (2.6%):
Aerospace & Defense (0.1%):
$681,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)(f)	$714,199

Banks (0.7%):
265,000	Bank of America Corp., 3.30%, 1/11/23, MTN(a)	273,173
586,000	Bank of America Corp., 4.13%, 1/22/24, MTN(a)	625,756
141,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	148,160
455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100^(a)	467,252
241,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), Callable 8/15/20 @ 100(a)	246,724
595,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), Callable 3/27/20 @ 100(a)	600,206
353,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100(a)	374,431
108,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100(a)	115,339
53,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100(a)	53,797
170,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN(a)	178,614
898,000	Wells Fargo & Co., 3.20% (US0003M+117 bps), 6/17/27, Callable 6/17/26 @ 100, MTN(a)	908,745
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100(a)	385,718

		4,377,915

Biotechnology (0.1%):
265,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100(a)	272,237
293,000	Gilead Sciences, Inc., 3.70%, 4/1/24, Callable 1/1/24 @ 100(a)	309,473

		581,710

Capital Markets (0.2%):
265,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100(a)	267,820
281,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps), Callable 5/10/20 @ 100(a)	281,351
360,000	Morgan Stanley, Series F, 3.88%, 4/29/24(a)	381,461
198,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), Callable 10/15/19 @ 100(a)	197,010
309,000	The Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100(a)	322,067

		1,449,709

Consumer Finance (0.1%):
567,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100(a)	595,557
177,000	American Express Co., Series C, 4.90% (US0003M+329 bps), Callable 3/15/20 @ 100(a)	174,826
135,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100(a)	138,492
190,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100(a)	194,817

		1,103,692

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (0.0%†):
$220,000	BP Capital Markets America, Inc., 3.79%, 2/6/24, Callable 1/6/24 @ 100(a)	$232,581

Diversified Telecommunication (0.0%†):
294,000	Verizon Communications, Inc., 3.50%, 11/1/24, Callable 8/1/24 @ 100(a)	309,082

Diversified Telecommunication Services (0.0%†):
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	51,480

Electric Utilities (0.1%):
245,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22(a)	248,853
236,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81^(a)(f)	250,160

		499,013

Equity Real Estate Investment Trusts (0.0%†):
54,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100(a)	56,623

Food & Staples Retailing (0.0%†):
270,000	Walgreen Co., 3.10%, 9/15/22(a)	274,542

Health Care Equipment & Supplies (0.1%):
364,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	369,072
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	123,930
257,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	260,634

		753,636

Health Care Providers & Services (0.2%):
813,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100(a)	839,319
359,000	Halfmoon Parent, Inc., 3.40%, 9/17/21(a)(f)	365,937
306,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)(f)	318,397
62,000	UnitedHealth Group, Inc., 3.70%, 12/15/25(a)	66,078

		1,589,731

Hotels, Restaurants & Leisure (0.1%):
164,000	McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100, MTN^(a)	170,191
265,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100(a)	271,420

		441,611

Insurance (0.1%):
63,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100(a)	69,317
152,000	Marsh & McLennan Cos., Inc., 3.88%, 3/15/24, Callable 2/15/24 @ 100(a)	161,109
63,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100(a)	69,297
151,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100(a)	160,892
100,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100(a)	105,625

		566,240

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.2%):
$933,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100(a)	$940,496
573,000	International Business Machines Corp., 3.00%, 5/15/24^(a)	588,631

		1,529,127

Media (0.2%):
258,000	Charter Communications Operating LLC/Capital, 4.46%, 7/23/22, Callable 5/23/22 @ 100(a)	270,931
524,000	Comcast Corp., 3.70%, 4/15/24, Callable 3/15/24 @ 100(a)	556,244
224,798	iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19^(a)	238,567
79,777	iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19^(a)	83,566
200,000	NBCUniversal Enterprise, Inc., 5.25%, Callable 3/19/21 @ 100(a)(f)	205,179

		1,354,487

Oil, Gas & Consumable Fuels (0.1%):
66,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100(a)	70,133
84,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100(a)	87,392
363,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100(a)	373,104
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100^(a)	89,910
83,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100(a)	87,573
69,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24, Callable 11/1/23 @ 100(a)	72,713
217,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100(a)	223,863
126,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^(a)	135,548

		1,140,236

Pharmaceuticals (0.0%†):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(f)	139,554

Semiconductors & Semiconductor Equipment (0.1%):
448,000	Broadcom, Inc., 3.13%, 4/15/21(a)(f)	450,822
133,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100(a)	133,421
345,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100(a)	349,773

		934,016

Specialty Retail (0.0%†):
202,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100(a)	206,503

Technology Hardware, Storage & Peripherals (0.1%):
462,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	485,377

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	$469,382

		954,759

Tobacco (0.1%):
75,000	Altria Group, Inc., 3.49%, 2/14/22, Callable 1/14/22 @ 100^(a)	76,995
151,000	Altria Group, Inc., 3.80%, 2/14/24, Callable 1/14/24 @ 100^(a)	157,333
593,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100(a)	633,760
109,000	Philip Morris International, Inc., 3.60%, 11/15/23(a)	113,707

		981,795

Total Corporate Bonds (Cost $19,663,854)		20,242,241

Foreign Bonds (4.0%):
Banks (0.1%):
230,000	Lloyds TSB Bank plc, Series E, 13.00% (GUKG5+1,340bps), Callable 1/22/29 @ 126+(a)	503,752

Sovereign Bond (3.9%):
1,129,000	Australian Government, 3.00%, 3/21/47+(a)(f)	975,249
5,592,893	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29+(a)(f)	6,715,782
887,000	Canadian Government, 0.75%, 3/1/21+(a)	668,935
2,983,323	French Republic Government Bond OAT, 0.50%, 5/25/29+(a)(f)	3,560,683
1,104,326	French Republic Government Bond OAT, 1.25%, 5/25/34+(a)(f)	1,415,465
1,989,000	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29+(a)(f)	2,451,739
207,050,000	Japan Treasury Discount Bill, Series 822, 0.00%, 7/1/19+(a)(g)	1,920,692
385,100,000	Japan Treasury Discount Bill, Series 829, 0.00%, 8/5/19+(a)(g)	3,572,864
642,400,000	Japan Treasury Discount Bill, Series 831, 0.00%, 8/13/19+(a)(g)	5,960,061
259,350,000	Japan Treasury Discount Bill, Series 834, 0.00%, 8/26/19+(a)(g)	2,406,284
210,000	Republic of Argentina, 3.38%, 1/15/23+(a)	185,301
100,000	Republic of Argentina, 5.25%, 1/15/28+(a)	81,855
235,890	Republic of Argentina, 7.82%, 12/31/33+(a)	223,588

		30,138,498

Total Foreign Bonds (Cost $30,168,347)		30,642,250

Yankee Dollars (0.7%):
Banks (0.4%):
282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100(a)	286,793
414,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), Callable 9/17/24 @ 100^(a)	429,007
200,000	HSBC Holdings PLC, 3.80% (US0003M+121 bps), 3/11/25, Callable 3/11/24 @ 100(a)	207,537
410,000	ING Groep NV, 4.10%, 10/2/23(a)	433,115

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$200,000	ING Groep NV, 6.00% (USSW5+445 bps), Callable 4/16/20 @ 100(a)	$202,000
112,000	Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25(a)	118,188
737,000	Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23(a)	778,643

		2,455,283

Capital Markets (0.0%†):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(f)	220,779

Diversified Financial Services (0.0%†):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 8/5/19 @ 104(a)(f)	83,400

Food Products (0.0%†):
208,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(f)	209,004

Interactive Media & Services (0.0%†):
220,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100(a)	233,022

Paper & Forest Products (0.1%):
41,361	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(c)(d)	41,361
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/5/19 @ 90(a)(c)(d)	730,672

		772,033

Pharmaceuticals (0.0%†):
258,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	263,230
205,000	Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(a)(f)	208,598

		471,828

Road & Rail (0.0%†):
517,099	Inversiones Alsacia SA, 8.00%, 12/31/18(a)(c)(e)	12,927

Sovereign Bond (0.2%):
635,000	Republic of Argentina, 6.88%, 1/26/27(a)	503,238
626,000	Republic of Argentina, 5.88%, 1/11/28(a)	471,848

		975,086

Total Yankee Dollars (Cost $5,751,295)		5,433,362

U.S. Treasury Obligations (12.7%):
U.S. Treasury Bills (0.7%)
1,000,000	1.93%, 7/18/19(a)(g)	999,037
4,000,000	1.96%, 8/1/19(a)(g)	3,993,042
1,000,000	2.07%, 8/29/19(a)(g)	996,567

		5,988,646

U.S. Treasury Inflation Index Notes (1.1%)
1,689,600	0.63%, 4/15/23(a)	1,758,376
7,103,600	0.50%, 4/15/24(a)	7,285,373

		9,043,749

U.S. Treasury Notes (10.9%)
3,680,000	1.50%, 11/30/19(h)	3,670,800

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$2,080,700	2.25%, 4/30/24(a)	$2,127,841
26,361,800	2.00%, 5/31/24(a)	26,674,846
5,901,400	3.00%, 10/31/25(a)(b)	6,307,121
1,862,600	2.88%, 11/30/25(a)	1,978,139
11,628,700	2.63%, 1/31/26(a)(b)	12,181,063
29,163,700	2.38%, 5/15/29(b)(h)	30,138,862

		83,078,672

Total U.S. Treasury Obligations (Cost $96,362,677)		98,111,067

Purchased Options (0.1%):
Total Purchased Options (Cost $1,965,663)		1,621,656

Purchased Currency Options (0.0%†):
Total Purchased Currency Options (Cost $208,190)		82,187

Purchased Swaptions (0.0%†):
Total Purchased Swaptions (Cost $87,311)		85,872

Purchased Interest Rate Cap (0.0%†):
Total Purchased Interest Rate Cap (Cost $120,131)		139,929

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.7%):
$5,624,955	BlackRock Liquidity FedFund, Institutional Shares (i)	$5,624,955

Total Securities Held as Collateral for Securities on Loan (Cost $5,624,955)		5,624,955

Affiliated Investment Companies (45.0%):
Fixed Income Funds (27.4%):
18,868,694	AZL Enhanced Bond Index Fund	211,706,744
International Equity Funds (17.6%):
11,638,115	AZL MSCI Global Equity Index Fund	136,398,711

Total Affiliated Investment Companies (Cost $309,833,068)		348,105,455

Money Markets (0.2%):
1,784,007	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(g)	1,784,007

Total Money Markets (Cost $1,784,007)		1,784,007

Total Investment Securities (Cost $670,000,827) — 95.4%(j)		739,485,269
Net other assets (liabilities) — 4.6%		34,833,570

Net Assets — 100.0%		$774,318,839

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American Depositary Receipt

GUKG5—UK Govt Bonds 5 Year Note Generic Bid Yield

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

US0003M—3 Month US Dollar LIBOR

USISDA05—5 Year ICE Swap Rate

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $5,462,274.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	All or a portion of this security has been pledged as collateral for open derivative positions.

(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.76% of the net assets of the fund.

(d)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.34% of the net assets of the fund.

(e)	Defaulted bond.

(f)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(g)	The rate represents the effective yield at June 30, 2019.

(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(j)	See Federal Tax Information listed in the Notes to the Consolidated Financial Statements.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Argentina	0.3%

Australia	0.4%

Bermuda	— %†

Brazil	0.3%

Canada	1.0%

Cayman Islands	— %†

Chile	— %†

China	0.7%

Czech Republic	— %†

Denmark	0.1%

European Community	— %†

Finland	— %†

France	2.2%

Germany	1.9%

Hong Kong	0.4%

India	0.5%

Indonesia	— %†

Ireland (Republic of)	— %†

Italy	0.6%

Japan	5.4%

Jersey	— %†

Country	Percentage

Liberia	— %†

Luxembourg	— %†

Malaysia	— %†

Mexico	— %†

Netherlands	0.8%

Norway	— %†

Panama	— %†

Portugal	— %†

Republic of Korea (South)	0.2%

Singapore	0.3%

South Africa	— %†

Spain	0.3%

Sweden	— %†

Switzerland	0.6%

Taiwan, Province Of China	0.7%

Thailand	0.1%

Turkey	— %†

United Arab Emirates	0.1%

United Kingdom	1.5%

United States	81.6%

100.0%

†	Represents less than 0.05%.

Securities Sold Short (0.0%†):(a)

At June 30, 2019, the Fund’s securities sold short were as follows:

Security Description	Shares	Proceeds Received	Fair Value
Common Stocks
Semiconductors & Semiconductor Equipment
SUMCO Corp.	(20,000)	$(309,987)	$(239,491)

Futures Contracts

Cash of $38,683,896 has been segregated to cover margin requirements for the following open exchange traded futures contracts as June 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)(a)	9/20/19	3	$(118,205)	$(854)
Nasdaq 100 E-Mini September Futures (U.S. Dollar)(a)	9/20/19	11	(1,692,625)	(4,621)
Nikkei 225 Index September Futures (Japanese Yen)(a)	9/12/19	69	(6,818,391)	(13,923)
S&P 500 Index E-Mini September Futures (U.S. Dollar)(a)	9/20/19	12	(1,766,520)	(11,217)

				$(30,615)

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)(a)	9/20/19	48	$2,528,160	$26,060
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	131	19,284,510	384,614
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	150	19,195,320	407,192

				$817,866

Total Net Futures Contracts				$787,251

Contracts for Differences

At June 30, 2019, the Fund’s open over-the-counter equity contracts for differences were as follows:(a)

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	3,500	$(30,817)	$10,917
Activision Blizzard, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	352	(15,795)	(820)
Advanced Micro Devices, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	1,785	(51,266)	(2,945)
Advantech Co., Ltd.	Citigroup	Short	TWD	(1.75)%	12/30/39	3,000	(20,268)	(5,244)
AmerisourceBergen Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	16	(1,288)	(77)
Aptiv plc	Citigroup	Short	USD	(0.18)%	12/30/39	531	(41,535)	(1,386)
Autohome, Inc.	JPMorgan Chase	Short	USD	1.75%	12/30/39	248	(20,025)	(1,208)
Baker Hughes	Citigroup	Short	USD	(0.18)%	12/30/39	253	(5,523)	(708)
Bollore SA	Citigroup	Short	EUR	(0.25)%	12/30/39	469	(2,005)	(65)
Bollore SA	JPMorgan Chase	Short	EUR	2.12%	12/30/39	906	(3,861)	(140)
Boston Scientific Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	933	(35,774)	(4,326)
Brilliance China Automotive Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	26,000	(31,277)	2,530
Brown Forman Corp.	JPMorgan Chase	Short	USD	2.20%	12/30/39	33	(1,625)	(204)
BT Group plc	JPMorgan Chase	Short	GBP	2.15%	12/30/39	4,954	(15,830)	3,520
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	2.20%	12/30/39	5,250	(48,766)	2,250
China Everbright International, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	10,000	(8,279)	(949)
China Everbright International, Ltd.	Citigroup	Short	HKD	(0.31)%	12/30/39	17,000	(15,176)	(514)
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	1,200	(3,936)	(526)
China International Capital Corp., Ltd.	Citigroup	Short	HKD	(1.27)%	12/30/39	11,200	(19,987)	(2,603)
China Molybdenum, Ltd. H	Citigroup	Short	HKD	(0.88)%	12/30/39	12,000	(3,969)	175
China Southern Airlines, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	28,000	(20,160)	654
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	40,000	(38,889)	(2,167)
Clorox	JPMorgan Chase	Short	USD	2.20%	12/30/39	36	(5,382)	(130)
Coles Group, Ltd.	JPMorgan Chase	Short	AUD	2.10%	12/30/39	112	(979)	(70)
ConAgra Brands, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	1,316	(38,124)	3,223
Concho Resources, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	249	(29,397)	3,705
Constellation Brands, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	91	(18,608)	687
Continental AG	Citigroup	Short	EUR	(0.25)%	12/30/39	168	(23,577)	(901)
Daiichi Sankyo, Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	200	(8,060)	(2,337)
Daimler AG	JPMorgan Chase	Short	EUR	2.12%	12/30/39	871	(53,390)	4,884
Daimler AG	Citigroup	Short	EUR	(0.25)%	12/30/39	118	(6,940)	376
Deere	JPMorgan Chase	Short	USD	2.20%	12/30/39	155	(22,186)	(3,499)
Digital Realty Trust REIT, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	109	(13,176)	337
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	136	(16,720)	700
Dish Network Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	399	(13,142)	(2,183)
Dominion Energy, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	286	(21,690)	(423)
Evergrande Group	Citigroup	Short	HKD	(1.50)%	12/30/39	1,000	(3,172)	368
Familymart UNY Holdings, Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	800	(28,864)	9,585
Fast Retailing, Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	100	(46,674)	(13,215)
Fortescue Metals Group, Ltd.	JPMorgan Chase	Short	AUD	2.10%	12/30/39	278	(1,623)	(135)
Fortive Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	107	(8,011)	(712)

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Freeport McMoRan, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	3,945	$(44,253)	$(1,548)
Galaxy Entertainment Group, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	3,000	(18,838)	(1,381)
Geely Automobile Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	1,000	(1,957)	246
Great Wall Motor, Ltd.	Citigroup	Short	HKD	(2.00)%	12/30/39	16,000	(9,732)	(1,708)
Hess Corp.	Citigroup	Short	USD	2.20%	12/30/39	55	(3,224)	(272)
Hormel Foods Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	1,444	(59,137)	597
Hotai Motor, Ltd.	Citigroup	Short	TWD	(1.00)%	12/30/39	1,000	(8,248)	(8,122)
Huazhu Group, Ltd.	Citigroup	Short	USD	(0.18)%	12/30/39	1,310	(41,994)	(5,494)
Hyundai Heavy Industries, Ltd.	Citigroup	Short	KRW	(0.54)%	12/30/39	100	(11,307)	1,044
Hyundai Steel	JPMorgan Chase	Short	KRW	2.05%	12/30/39	27	(1,039)	60
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	(0.50)%	12/30/39	328	(5,623)	1,308
Iqiyi Ads Representing, Inc.	JPMorgan Chase	Short	USD	1.42%	12/30/39	2,439	(58,083)	7,717
LG Display, Ltd.	Citigroup	Short	KRW	(0.40)%	12/30/39	1,158	(19,173)	1,155
LG Display, Ltd.	JPMorgan Chase	Short	KRW	2.05%	12/30/39	804	(12,478)	27
Linde plc	Citigroup	Short	USD	(0.18)%	12/30/39	240	(40,769)	(7,423)
Line Corp.	Citigroup	Short	JPY	(1.38)%	12/30/39	400	(14,290)	3,046
Line Corp.	Citigroup	Short	JPY	1.03%	12/30/39	600	(20,936)	4,064
Lojas Americanas	JPMorgan Chase	Short	BRL	1.86%	12/30/39	2,065	(9,839)	980
Lotte Corp.	Citigroup	Short	KRW	(1.00)%	12/30/39	354	(15,805)	2,268
Lotte Corp.	JPMorgan Chase	Short	KRW	1.45%	12/30/39	78	(3,098)	116
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	2.05%	12/30/39	28	(4,926)	1,035
Makita Corp.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	100	(5,145)	1,687
Mbank SA	JPMorgan Chase	Short	PLN	1.90%	12/30/39	6	(680)	(12)
Meituan Dianping	Citigroup	Short	HKD	(0.68)%	12/30/39	1,900	(14,603)	(2,057)
Neste	JPMorgan Chase	Short	EUR	2.15%	12/30/39	47	(1,589)	(6)
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	(0.40)%	12/30/39	200	(7,976)	214
Nippon Paint Holdings Co., Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	800	(29,976)	(988)
NVIDIA Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	108	(17,039)	(697)
Pembina Pipeline Corp.	Citigroup	Short	CAD	(0.18)%	12/30/39	459	(16,845)	(247)
Petrobras	JPMorgan Chase	Short	BRL	2.30%	12/30/39	108	(857)	12
Pge Polska Grupa Energetyczna SA	JPMorgan Chase	Short	PLN	1.90%	12/30/39	263	(643)	(33)
Reckitt Benckiser Group plc	Citigroup	Short	GBP	(0.25)%	12/30/39	26	(2,139)	87
Santander Bank Polska SA	JPMorgan Chase	Short	PLN	1.90%	12/30/39	56	(5,573)	—
Saputo, Inc.	JPMorgan Chase	Short	CAD	2.20%	12/30/39	253	(7,965)	374
Shenzhou International Group, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	1,000	(11,388)	(2,356)
Sherwin-Williams Co. (The)	Citigroup	Short	USD	(0.18)%	12/30/39	49	(22,556)	99
Sherwin-Williams Co. (The)	Citigroup	Short	USD	2.20%	12/30/39	54	(24,173)	(574)
Shopify Subordinate Voting, Inc. Cla	Citigroup	Short	CAD	(0.18)%	12/30/39	131	(38,401)	(925)
Sino Biopharmaceutical, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	10,000	(9,589)	(640)
SMC Corp.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	100	(33,555)	(3,608)
Square, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	202	(13,240)	(1,411)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	2,900	(35,000)	5,035
Suzano SA	JPMorgan Chase	Short	BRL	1.90%	12/30/39	3,144	(28,293)	1,317
Swisscom AG	Citigroup	Short	CHF	(0.25)%	12/30/39	39	(18,682)	(876)
T. Rowe Price Group, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	98	(10,787)	35
Tesla, Inc.	JPMorgan Chase	Short	USD	1.25%	12/30/39	178	(49,675)	9,899
Ultrapar Participoes SA	JPMorgan Chase	Short	BRL	1.83%	12/30/39	1,262	(7,108)	470
Vipshop Holdings, Ltd.	JPMorgan Chase	Short	USD	2.20%	12/30/39	631	(4,545)	(900)
Volkswagen AG	Citigroup	Short	EUR	(0.26)%	12/30/39	331	(56,119)	(803)
Volkswagen AG	Citigroup	Short	EUR	(0.25)%	12/30/39	258	(42,726)	(764)
Worldpay, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	177	(14,917)	(6,774)
Wuxi Biologics Cayman, Inc.	Citigroup	Short	HKD	(0.30)%	12/30/39	2,000	(19,687)	1,731
Xiaomi Corp.	Citigroup	Short	HKD	(1.13)%	12/30/39	50,200	(71,756)	7,451
ZTE Corp.	Citigroup	Short	HKD	(1.46)%	12/30/39	2,400	(7,960)	1,025
Zto Express Cayman ADR Representin	Citigroup	Short	USD	(0.18)%	12/30/39	2,953	(56,732)	271

							$(1,888,434)	$175

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Option Contracts(a)

At June 30, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value

Agilent Technologies, Inc.	Nomura	Call	71.00 USD	1/17/20	5,449	$386,879	$41,347
Alibaba Group Holding, Ltd.	Citigroup	Call	167.00 USD	11/22/19	2,785	465,095	43,968
Alibaba Group Holding, Ltd.	Bank of America	Call	162.50 USD	1/17/20	2,397	389,513	50,030
Alphabet, Inc.	JPMorgan Chase	Call	1225.00 USD	1/17/20	669	819,525	17,761
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	67.50 USD	1/17/20	7,067	477,023	38,139
Apple, Inc.	Morgan Stanley	Call	185.00 USD	9/20/19	2,143	396,455	38,814
Apple, Inc.	Morgan Stanley	Call	180.00 USD	12/20/19	5,096	917,280	128,091
BP plc	Nomura	Call	45.00 USD	1/17/20	33,538	1,509,210	27,536
CVS Health Corp.	JPMorgan Chase	Call	78.50 USD	1/17/20	4,950	388,575	907
Emerson Electric Co.	Bank of America	Call	65.00 USD	12/20/19	12,814	832,910	60,951
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3500.00 EUR	7/19/19	276	966,000	6,893
EURO STOXX 50 Index	UBS Warburg	Call	3500.00 EUR	7/19/19	192	672,000	4,795
EURO STOXX 50 Index	BNP Paribas	Call	3525.00 EUR	7/19/19	325	1,145,625	5,024
EURO STOXX 50 Index	UBS Warburg	Call	3475.00 EUR	7/26/19	344	1,195,400	15,220
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3450.00 EUR	8/16/19	331	1,141,950	25,223
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	10/18/19	271	975,600	10,643
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	3/20/20	108	388,800	9,767
EURO STOXX 50 Index	Barclays Bank	Call	110.00 EUR	3/19/21	4,979	547,690	10,878
EURO STOXX 70 Index	UBS Warburg	Call	110.00 EUR	6/18/21	6,330	696,300	12,591
Facebook, Inc.	UBS Warburg	Call	185.00 USD	9/20/19	3,209	593,665	52,738
Facebook, Inc.	UBS Warburg	Call	195.00 USD	12/20/19	6,440	1,255,800	106,041
FedEx Corp.	Citigroup	Call	170.00 USD	10/18/19	2,567	436,390	19,806
FedEx Corp.	Credit Suisse First Boston	Call	162.00 USD	1/17/20	5,587	905,094	86,514
Halliburton Co.	Citigroup	Call	50.00 USD	1/17/20	13,346	667,300	40
J.P. Morgan Chase & Co.	Citigroup	Call	114.50 USD	1/17/20	4,968	568,836	24,268
Johnson & Johnson	Bank of America	Call	155.00 USD	1/17/20	5,018	777,790	8,110
Kroger Co. (The)	Nomura	Call	25.00 USD	1/17/20	12,802	320,050	10,013
Lowe’s Cos., Inc.	Nomura	Call	97.50 USD	10/18/19	4,304	419,640	33,494
Lowe’s Cos., Inc.	Nomura	Call	98.00 USD	1/17/20	4,470	438,060	42,087
Marathon Petroleum Corp.	Morgan Stanley	Call	55.00 USD	12/20/19	11,372	625,460	60,146
Marathon Petroleum Corp.	Citigroup	Call	64.00 USD	1/17/20	15,702	1,004,928	38,418
Nasdaq 100 Stock Index	Morgan Stanley	Call	7800.00 USD	7/12/19	442	3,447,600	23,012
Nasdaq 100 Stock Index	Citigroup	Call	7825.00 USD	7/19/19	164	1,283,300	10,588
Nasdaq 100 Stock Index	Barclays Bank	Call	7950.00 USD	7/19/19	112	890,400	3,057
Qualcomm, Inc.	Morgan Stanley	Call	70.00 USD	10/18/19	6,695	468,650	58,871
Qualcomm, Inc.	Citigroup	Call	71.00 USD	1/17/20	7,025	498,775	67,085
S&P 500 Index	Goldman Sachs	Call	2970.00 USD	7/05/19	3,466	10,294,020	33,347
S&P 500 Index	Goldman Sachs	Call	2975.00 USD	7/19/19	499	1,484,525	10,886
S&P 500 Index	Bank of America	Call	2985.00 USD	7/19/19	521	1,555,185	9,348
S&P 500 Index	Bank of America	Call	2995.00 USD	7/19/19	3,495	10,467,525	51,001
S&P 500 Index	Nomura	Call	2975.00 USD	8/30/19	589	1,752,275	29,034
S&P 500 Index	Societe Generale	Call	2975.00 USD	9/20/19	785	2,335,375	47,016
Schlumberger, Ltd.	Credit Suisse First Boston	Call	45.00 USD	1/17/20	9,370	421,650	13,957
Schlumberger, Ltd.	UBS Warburg	Call	70.00 USD	1/17/20	11,244	787,080	245
SPDR Gold Shares(c)	Morgan Stanley	Call	128.00 USD	7/19/19	6,191	792,448	34,764
SPDR Gold Shares(c)	JPMorgan Chase	Call	136.00 USD	8/16/19	13,149	1,788,264	25,608
SPDR Gold Shares(c)	Societe Generale	Call	126.00 USD	9/20/19	16,215	2,043,090	135,685
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/13/20	14,063	66,888,269	2,862
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/11/20	11,381	54,813,627	4,401
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/11/20	11,358	55,595,933	4,386
Taiwan Mobile Co., Ltd.	Credit Suisse First Boston	Call	40.00 USD	1/17/20	8,941	357,640	24,485
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28 JPY	12/13/19	269,219	51,496,210	112
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28 JPY	12/13/19	509,036	97,368,406	212
Tokyo Stock Exchange Price Index	BNP Paribas	Call	194.04 JPY	3/13/20	363,317	70,498,031	526
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04 JPY	4/10/20	323,621	62,148,177	560
Total SA	UBS Warburg	Call	70.00 USD	9/20/19	24,693	1,728,510	355

Total (Cost $1,965,663)							$1,621,656

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value

Agilent Technologies, Inc.	Nomura	Call	81.00 USD	1/17/20	5,449	$441,369	$(14,805)
Alibaba Group Holding, Ltd.	Citigroup	Call	195.00 USD	11/22/19	2,785	543,075	(14,870)
Alibaba Group Holding, Ltd.	Bank of America	Call	202.50 USD	1/17/20	2,397	485,393	(13,860)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	76.00 USD	1/17/20	7,067	537,092	(2,638)
Apple, Inc.	Morgan Stanley	Call	215.00 USD	9/20/19	2,143	460,745	(7,726)
Apple, Inc.	Morgan Stanley	Call	200.00 USD	12/20/19	5,096	1,019,200	(66,509)
Comcast Corp.	Citigroup	Call	37.50 USD	1/17/20	12,216	458,100	(70,918)
Emerson Electric Co.	Bank of America	Call	75.00 USD	12/20/19	12,814	961,050	(12,107)
EURO STOXX 70 Index	UBS Warburg	Call	135.00 EUR	6/18/21	6,330	854,550	(2,825)
Facebook, Inc.	UBS Warburg	Call	225.00 USD	12/20/19	6,440	1,449,000	(38,166)
FedEx Corp.	Citigroup	Call	195.00 USD	10/18/19	2,567	500,565	(3,869)
FedEx Corp.	Credit Suisse First Boston	Call	190.00 USD	1/17/20	5,587	1,061,530	(27,560)
J.P. Morgan Chase & Co.	Citigroup	Call	125.50 USD	1/17/20	4,968	623,484	(7,493)
Lowe’s Cos., Inc.	Nomura	Call	115.00 USD	10/18/19	4,304	494,960	(5,256)
Lowe’s Cos., Inc.	Nomura	Call	115.00 USD	1/17/20	4,470	514,050	(12,027)
Marathon Petroleum Corp.	Morgan Stanley	Call	65.00 USD	12/20/19	11,372	739,180	(20,466)
Marathon Petroleum Corp.	Citigroup	Call	73.00 USD	1/17/20	15,702	1,146,246	(14,746)
Qualcomm, Inc.	Morgan Stanley	Call	85.00 USD	10/18/19	6,695	569,075	(13,633)
Qualcomm, Inc.	Citigroup	Call	86.00 USD	1/17/20	7,025	604,150	(22,593)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/13/20	14,063	79,876,434	(197)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29 JPY	12/13/19	269,219	59,575,473	(14)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29 JPY	12/13/19	509,036	112,644,576	(26)
Tokyo Stock Exchange Price Index	BNP Paribas	Call	237.47 JPY	3/13/20	363,317	86,276,888	(24)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87 JPY	4/10/20	323,621	75,685,243	(34)
Agilent Technologies, Inc.	Nomura	Put	61.00 USD	1/17/20	4,744	289,384	(5,851)
Alibaba Group Holding, Ltd.	Citigroup	Put	140.00 USD	11/22/19	1,810	253,400	(5,964)
Alibaba Group Holding, Ltd.	Bank of America	Put	135.00 USD	1/17/20	1,598	215,730	(5,915)
Alphabet, Inc.	JPMorgan Chase	Put	860.00 USD	1/17/20	669	575,340	(8,238)
BP plc	Nomura	Put	36.00 USD	1/17/20	33,538	1,207,368	(27,856)
CVS Health Corp.	JPMorgan Chase	Put	56.00 USD	1/17/20	4,950	277,200	(26,743)
Emerson Electric Co.	Bank of America	Put	55.00 USD	12/20/19	6,408	352,440	(6,396)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/18/21	4,268	454,030	(147,978)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/19/21	4,201	463,076	(145,328)
FedEx Corp.	Citigroup	Put	140.00 USD	10/18/19	1,283	179,620	(3,359)
FedEx Corp.	Credit Suisse First Boston	Put	130.00 USD	1/17/20	3,156	410,280	(10,328)
Johnson & Johnson	Bank of America	Put	109.00 USD	1/17/20	5,018	546,962	(6,079)
Kroger Co. (The)	Nomura	Put	21.00 USD	1/17/20	6,401	134,421	(10,458)
Lowe’s Cos., Inc.	Nomura	Put	82.50 USD	10/18/19	3,188	263,010	(2,981)
Lowe’s Cos., Inc.	Nomura	Put	80.00 USD	1/17/20	3,193	255,440	(5,542)
Marathon Petroleum Corp.	Morgan Stanley	Put	46.00 USD	12/20/19	8,099	372,554	(15,299)
Marathon Petroleum Corp.	Citigroup	Put	49.00 USD	1/17/20	15,702	769,398	(46,926)
Qualcomm, Inc.	Citigroup	Put	57.00 USD	1/17/20	3,513	200,241	(4,628)
S&P 500 Index	Nomura	Put	2725.00 USD	8/30/19	290	790,250	(5,544)
S&P 500 Index	Societe Generale	Put	2645.00 USD	9/20/19	389	1,028,905	(7,297)
Schlumberger, Ltd.	Credit Suisse First Boston	Put	33.00 USD	1/17/20	9,370	309,210	(13,004)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/13/20	14,063	53,900,245	(41,084)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/11/20	7,587	28,989,624	(29,902)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/11/20	7,573	28,675,922	(33,412)
Taiwan Mobile Co., Ltd.	Credit Suisse First Boston	Put	35.50 USD	1/17/20	4,471	158,721	(7,044)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/13/19	269,219	42,157,003	(52,562)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/13/19	509,036	79,709,947	(99,373)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/13/20	363,317	56,604,789	(73,765)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/10/20	323,621	51,073,866	(77,623)

Total (Premiums $1,032,871)							$(1,298,841)

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value

SPDR Gold Shares(c)	Put	118.00 USD	9/20/19	112	$13,216	$(784)

Total (Premiums $10,389)						$(784)

At June 30, 2019, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value

Australian Dollar Call Currency Option (AUD/USD)	Morgan Stanley	Call	0.71 AUD	7/11/19	55,360	$10,042
British Pound Call Currency Option (GBP/USD)	UBS Warburg	Call	1.34 GBP	10/08/19	63,230	16,828
European Dollar Call Currency Option (EUR/USD)	Bank of America	Call	1.14 EUR	7/12/19	77,490	46,283
Japanese Yen Call Currency Option (JPY/USD)	BNP Paribas	Call	108.50 USD	7/11/19	38,750	9,034

Total (Cost $208,190)						$82,187

At June 30, 2019, the Fund’s over-the-counter currency options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value

United States Dollar Call Currency Option (USD/ZAR)	Bank of America	Call	15.25 USD	9/25/19	(11,470)	$(11,438)
United States Dollar Put Currency Option (USD/GBP)	UBS Warburg	Put	1.25 GBP	10/08/19	(63,230)	(68,753)

Total (Premiums $96,287)						$(80,191)

At June 30, 2019, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency

3-Month U.S. Dollar LIBOR	Quarterly	2.15%	Semi- annually	9/20/19	Nomura	1,964	USD	$85,872	$(1,439)

Total (Cost $87,311)								$85,872	$(1,439)

At June 30, 2019, the Fund’s open over-the-counter interest rate swaptions written were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency

1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/25/19	Goldman Sachs	(491)	USD	$(5,435)	$4,615
1.90%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/20/19	Nomura	(1,964)	USD	(30,653)	(4,056)
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/25/19	Goldman Sachs	(491)	USD	(18,871)	5,519
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	12/27/19	Goldman Sachs	(328)	USD	(20,893)	3,637

Total (Premiums $85,567)								$(75,852)	$9,715

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)

2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	2/27/20	$30,932,000	$40,212	$50,098	$9,886
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	8/27/20	$31,341,000	79,919	89,831	9,912

					$120,131	$139,929	$19,798

Forward Currency Contracts(a)

At June 30, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

Japanese Yen	108,100,000	U.S. Dollar	976,190	JPMorgan Chase	7/1/19	$26,593
South African Rand	8,337,060	U.S. Dollar	581,000	Bank of America	7/25/19	9,368
U.S. Dollar	614,967	Australian Dollar	873,000	Bank of America	7/25/19	1,654
Japanese Yen	205,940,000	U.S. Dollar	1,855,167	Goldman Sachs	7/25/19	59,074
Japanese Yen	671,000	U.S. Dollar	6,044	Goldman Sachs	7/25/19	193
Japanese Yen	202,806,000	U.S. Dollar	1,826,145	Goldman Sachs	7/25/19	58,966
European Euro	806,000	U.S. Dollar	910,369	JPMorgan Chase	7/25/19	7,843
Norwegian Krone	5,981,000	U.S. Dollar	693,641	UBS Warburg	8/1/19	8,573
Japanese Yen	311,921,000	U.S. Dollar	2,868,785	BNP Paribas	8/16/19	35,313
European Euro	1,677,000	U.S. Dollar	1,897,623	Bank of America	9/12/19	20,203
European Euro	1,693,147	U.S. Dollar	1,911,094	Citigroup	9/13/19	25,339
South African Rand	15,773,000	U.S. Dollar	1,051,043	Citigroup	9/19/19	57,922
South African Rand	315,000	U.S. Dollar	21,005	JPMorgan Chase	9/19/19	1,142
European Euro	14,000	U.S. Dollar	15,965	Goldman Sachs	9/20/19	55
European Euro	1,673,000	U.S. Dollar	1,907,848	Goldman Sachs	9/20/19	6,518

						$318,756

U.S. Dollar	2,850,231	Japanese Yen	315,150,000	Morgan Stanley	7/1/19	$(73,239)
Japanese Yen	207,050,000	U.S. Dollar	1,925,097	Morgan Stanley	7/1/19	(4,411)
British Pound	1,255,000	U.S. Dollar	1,652,775	JPMorgan Chase	7/19/19	(57,740)
British Pound	1,418,000	U.S. Dollar	1,840,023	Citigroup	8/16/19	(35,473)
British Pound	753,000	U.S. Dollar	962,357	Bank of America	8/23/19	(3,797)
British Pound	4,000	U.S. Dollar	5,112	UBS Warburg	8/23/19	(20)
U.S. Dollar	953,666	Indian Rupee	67,294,000	Citigroup	8/30/19	(13,811)
U.S. Dollar	3,916,827	European Euro	3,428,053	JPMorgan Chase	9/13/19	(3,798)
U.S. Dollar	2,844,348	European Euro	2,508,000	Bank of America	9/19/19	(25,276)

						$(217,565)

Total Net Forward Currency Contracts						$101,191

Swap Agreements(a)

At June 30, 2019, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows:

Description	Payment Frequency	Implied Credit Spread at June 30, 2019(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

CDX North America High Yield Index Swap Agreement with Series 32	Quarterly	0.54%	6/20/24	$914,938	5.00%	$69,471	$59,361	$10,110

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)

Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	83,956 USD	$19,469
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	109,238 USD	26,325

						$45,794

†	Represents less than 0.05%

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

(c)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(d)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Amounts	shown as “—” are either $0 or rounds to less than $1.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Options Written, Forward Currency Contracts and Swap Agreements

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Written options and swaptions	$—	$1,225,114	$304,493	$(535,047)	$(1,455,668)
Forward currency contracts	—	—	318,756	(217,565)	101,191
Centrally cleared swap agreements(a)	59,361	—	10,110	—	69,471
Over-the-counter swap agreements	—	—	45,794	—	45,794

(a)

Includes cumulative unrealized appreciation (depreciation) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for centrally cleared swap agreements is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Statement of Assets and Liabilities

June 30, 2019

Assets:
Investments in non-affiliates, at cost	$360,167,759
Investments in affiliates, at cost	309,833,068

Investments in non-affiliates, at value*	$391,379,814
Investments in affiliates, at value	348,105,455
Segregated cash for collateral on futures contracts	38,683,896
Segregated cash for collateral on swap agreements	657,430
Deposits with brokers for securities sold short	550,768
Interest and dividends receivable	1,120,801
Foreign currency, at value (cost $108,348)	109,513
Unrealized appreciation on forward currency contracts	318,756
Unrealized appreciation on swap agreements	45,794
Receivable for investments sold	4,001,408
Receivable for variation margin on swap agreements	1,908
Reclaims receivable	389,220
Prepaid expenses	2,952

Total Assets	785,367,715

Liabilities:
Cash overdraft	463,337
Cash received as collateral on open option contracts	40,000
Cash received as collateral on swap agreements	540,000
Written options (Proceeds received $1,225,114)	1,455,668
Unrealized depreciation on forward currency contracts	217,565
Payable for investments purchased	1,059,220
Payable for collateral received on loaned securities	5,624,955
Payable for capital shares redeemed	723,471
Securities sold short (cost $309,988)	239,491
Payable for variation margin on futures contracts	78,707
Payable for variation margin on contracts for differences	22,095
Interest payable on securities sold short	4,638
Accrued foreign taxes	63,957
Manager fees payable	299,912
Administration fees payable	8,938
Distribution fees payable	78,970
Custodian fees payable	23,015
Administrative and compliance services fees payable	8,735
Transfer agent fees payable	1,647
Trustee fees payable	1,302
Other accrued liabilities	93,253

Total Liabilities	11,048,876

Net Assets	$774,318,839

Net Assets Consist of:
Paid in Capital	$635,974,939
Total distributable earnings	138,343,900

Net Assets	$774,318,839

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,432,536
Net Asset Value (offering and redemption price per share)	$12.81

*	Includes securities on loan of $5,462,274.

Consolidated Statement of Operations

For the Period Ended June 30, 2019

Investment Income:
Dividends from non-affiliates	$3,049,034
Interest	2,377,062
Income from securities lending	16,840
Foreign withholding tax	(193,619)

Total Investment Income	5,249,317

Expenses:
Manager fees	1,801,252
Administration fees	103,048
Distribution fees	474,292
Custodian fees	99,880
Administrative and compliance services fees	10,177
Transfer agent fees	6,033
Trustee fees	32,101
Professional fees	27,766
Shareholder reports	14,656
Dividends on securities sold short	7,406
Other expenses	40,580

Total expenses	2,617,191

Net Investment Income/(Loss)	2,632,126

Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on securities and foreign currencies	6,539,757
Net realized gains/(losses) on affiliated securities	(1,075,475)
Net realized gains/(losses) on futures contracts	1,080,455
Net realized gains/(losses) on contracts for differences	(64,141)
Net realized gains/(losses) on written options contracts	314,654
Net realized gains (losses) on securities held short	33,880
Net realized gains/(losses) on swap agreements	426,321
Net realized gains/(losses) on forward currency contracts	(107,536)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	31,579,144
Change in net unrealized appreciation/depreciation on affiliated securities	31,369,476
Change in net unrealized appreciation/depreciation on futures contracts	1,139,979
Change in net unrealized appreciation/depreciation on contracts for differences	(174,341)
Change in net unrealized appreciation/depreciation on written options contracts	746,109
Change in net unrealized appreciation/depreciation on securities held short	(144,524)
Change in net unrealized appreciation/depreciation on swap agreements	(458,974)
Change in net unrealized appreciation/depreciation on forward currency contracts	122,851
Change in accrued foreign tax liability	(26,032)

Net realized and Change in net unrealized gains/losses on investments	71,301,603

Change in Net Assets Resulting From Operations	$73,933,729

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,632,126	$11,465,490
Net realized gains/(losses) on investment transactions	7,147,915	14,116,924
Change in unrealized appreciation/depreciation on investments	64,153,688	(70,873,458)

Change in net assets resulting from operations	73,933,729	(45,291,044)

Distributions to Shareholders:
Distributions	—	(15,884,365)

Change in net assets resulting from distributions to shareholders	—	(15,884,365)

Capital Transactions:
Proceeds from shares issued	1,761,706	7,902,972
Proceeds from dividends reinvested	—	15,884,365
Value of shares redeemed	(36,865,766)	(61,287,105)

Change in net assets resulting from capital transactions	(35,104,060)	(37,499,768)

Change in net assets	38,829,669	(98,675,177)
Net Assets:
Beginning of period	735,489,170	834,164,347

End of period	$774,318,839	$735,489,170

Share Transactions:
Shares issued	133,788	631,927
Dividends reinvested	—	1,320,396
Shares redeemed	(2,989,595)	(4,935,276)

Change in shares	(2,855,807)	(2,982,953)

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016	2015	2014
	(Unaudited)

Net Asset Value, Beginning of Period	$11.62		$12.59	$11.33	$11.69	$12.22	$12.02

Investment Activities:
Net Investment Income/(Loss)	0.04	(a)	0.18	0.11	0.10	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.40		(0.90)	1.20	0.27	(0.26)	0.16

Total from Investment Activities	1.44		0.72	1.31	0.37	(0.19)	0.26

Distributions to Shareholders From:
Net Investment Income	(0.18)		(0.18)	(0.05)	(0.31)	(0.14)	—	(b)
Net Realized Gains	(0.07)		(0.07)	—	(0.42)	(0.20)	(0.06)

Total Dividends	(0.25)		(0.25)	(0.05)	(0.73)	(0.34)	(0.06)

Net Asset Value, End of Period	$12.81		$11.62	$12.59	$11.33	$11.69	$12.22

Total Return(c)	10.24	%(d)	(5.77)%	11.54%	3.34%	(1.57)%	2.18%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$774,319		$735,489	$834,164	$814,519	$830,363	$818,435
Net Investment Income/(Loss)(e)	0.70%		1.43%	0.97%	0.85%	0.67%	0.96%
Expenses Before Reductions*(e)(f)	0.69%		0.69%	0.71%	1.11%	1.18%	1.18%
Expenses Net of Reductions*(e)	0.69%		0.69%	0.71%	1.11%	1.18%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly*(e)	0.69%		0.69%	0.71%	1.11%	1.18%	1.18	%(g)
Portfolio Turnover Rate	25	%(d)	39%	40%	91%	64%	61%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Strategy Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Consolidation of Subsidiaries

During the period ended June 30, 2019, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of June 30, 2019, the Fund’s aggregate investment in the VIP Subsidiary was $387,933,846, representing 50.10% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiaries’ financial statements, including its investments, and its operating results have been consolidated with those of the Fund which includes the consolidation of the Cayman Subsidiary. All intercompany transactions have been eliminated.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,727 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $5,462,274 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2019, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2019, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2019, the monthly average notional amount for long contracts was $25.1 million and the monthly average notional amount for short contracts was $14.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Consolidated Statement of Operations.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $38.6 million and the monthly average notional amount for short contracts was $8.8 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

Contracts for Difference

The Fund may invest in Contracts for Difference (“CFD”). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced. The Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies. For the period ended June 30, 2019, the monthly average notional amount on contracts for differences was $1.8 million. Realized gains and losses are reported as “Net realized gains/(losses) on contracts for differences” on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2019, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

For the period ended June 30, 2019, the monthly average notional amount for written options contracts was $1.5 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Consolidated Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Consolidated Statement of Operations.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2019, the Fund entered into centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $23.3 million for the period ended June 30, 2019.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The Fund did not have any currency swap activity for the period ended June 30, 2019.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The monthly average gross notional amount for total return swaps was $0.1 million for the period ended June 30, 2019.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2019, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The monthly average gross notional amount for credit default swaps was $0.7 million for the period ended June 30, 2019.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$410,674	Payable for variation margin on futures contracts *	$30,615

Contracts for differences	Receivable for variation margin on contracts for differences*	97,279	Payable for variation margin on contracts for differences*	97,104

Options Contracts			Written options contracts	1,299,625

Total Return Swap Agreements	Unrealized appreciation on swap agreements	45,794	Unrealized depreciation on swap agreements	—

Credit Risk

Centrally Cleared Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	10,110	Unrealized depreciation on swap agreements*	—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	407,192	Payable for variation margin on futures contracts*	—

Swaptions Contracts			Written options contracts	75,852

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	318,756	Unrealized depreciation on forward currency contracts	217,565

Option Contracts			Written options contracts	80,191

*

Includes cumulative appreciation/depreciation of futures contracts and contracts for differences and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these centrally cleared swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

	Net Realized Gains/(Losses) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Contracts for Differences	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Written Options Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts

Equity Risk	$317,548	$(64,141)	$58,092	$430,947	$—
Credit Risk	—	—	2,855	—	—
Interest Rate Risk	762,907	—	365,374	(188,339)	—
Foreign Exchange Rate Risk	—	—	—	72,046	(107,536)

	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Contracts for Differences	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Written Options Contracts	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts

Equity Risk	$1,117,658	$(174,341)	$(113,718)	$634,082	$—
Credit Risk	—	—	27,918	—	—
Interest Rate Risk	22,321	—	(373,174)	95,931	—
Foreign Exchange Rate Risk	—	—	—	16,096	122,851

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2019. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

As of June 30, 2019, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$78,707
Contracts for differences	—	22,095
Written options contracts	—	1,455,668
Forward currency contracts	318,756	217,565
Swap agreements	47,702	—

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	366,458	1,774,035
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(1,908)	(101,586)

Total assets and liabilities subject to a MNA	$364,550	$1,672,449

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2019:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

Bank of America	$31,225	$(31,225)	$—	$—	$—
BNP Paribas SA	61,638	(61,638)	—	—	—
Citigroup	83,261	(83,261)	—	—	—
Goldman Sachs	144,275	(45,199)	—	—	99,076
JPMorgan Chase	35,578	(35,578)	—	—	—
UBS Warburg	8,573	(8,573)	—	—	—

Total	$364,550	$(265,474)	$—	$—	$99,076

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2019:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$137,444	$(31,225)	$—	$(50,000)	$56,219
Barclays Bank	145,328	—	—	—	145,328
BNP Paribas SA	73,789	(61,638)	—	—	12,151
Citigroup	244,650	(83,261)	—	—	161,389
Credit Suisse First Boston	60,574	—	—	—	60,574
Goldman Sachs	45,199	(45,199)	—	—	—
JPMorgan Chase	96,519	(35,578)	—	—	60,941
Morgan Stanley	482,934	—	—	(40,000)	442,934
Nomura	120,973	—	—	(120,973)	—
Societe Generale	7,297	—	—	(7,297)	—
UBS Warburg	257,742	(8,573)	—	—	249,169

Total	$1,672,449	$(265,474)	$—	$(218,270)	$1,188,705

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP BlackRock Global Strategy Plus Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$210,006,372	$152,907	$(10,617,534)	$(42,584)	$12,207,583	$211,706,744	18,868,694	$—	$—

AZL MSCI Global Equity Index Fund	$120,964,934	$266,024	$(5,112,199)	$1,118,059	$19,161,893	$136,398,711	11,638,115	$—	$—

	$330,971,306	$418,931	$(15,729,733)	$1,075,475	$31,369,476	$348,105,455	30,506,809	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $5,222 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$134,181,897	$88,470,029	$301,025	$—	$222,952,951
Preferred Stocks+	947,849	1,207,153	1,124,629	—	3,279,631
Convertible Preferred Stocks+	—	158,247	—	—	158,247
Private Placements+	—	—	457,418	—	457,418
Convertible Bonds+	—	184,816	—	—	184,816
Bank Loans+	—	579,225	—	—	579,225
Corporate Bonds+	—	20,242,241	—	—	20,242,241
Foreign Bonds+	—	30,642,250	—	—	30,642,250
Yankee Dollars+	—	4,661,329	772,033	—	5,433,362
U.S. Treasury Obligations+	—	98,111,067	—	—	98,111,067
Purchased Options	—	1,621,656	—	—	1,621,656
Purchased Currency Options	—	82,187	—	—	82,187
Purchased Swaptions	—	85,872	—	—	85,872
Purchased Interest Rate Cap	—	139,929	—	—	139,929
Securities Held as Collateral for Securities on Loan	—	—	—	5,624,955	5,624,955
Affiliated Investment Companies	348,105,455	—	—	—	348,105,455
Money Markets	1,784,007	—	—	—	1,784,007

Total Investment Securities	485,019,208	246,186,001	2,655,105	5,624,955	739,485,269

Securities Sold Short	—	(239,491)	—	—	(239,491)
Other Financial Instruments: *
Written Options	(784)	(1,298,841)	—	—	(1,299,625)
Written Currency Options	—	(80,191)	—	—	(80,191)
Written Swaptions	—	(75,852)	—	—	(75,852)
Futures Contracts	787,251	—	—	—	787,251
Contracts for Differences	—	175	—	—	175
Centrally Cleared Credit Default Swap	—	10,110	—	—	10,110
Forward Currency Contracts	—	101,191	—	—	101,191
Over-the-Counter Total Return Swaps	—	45,794	—	—	45,794

Total Investments	$485,805,675	$244,648,896	$2,655,105	$5,624,955	$738,734,631

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

*

Other Financial Instruments would include any derivative instruments, such as futures contracts, contracts for differences, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts, contracts for differences and centrally cleared interest rate swaps which are presented at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP BlackRock Global Strategy Plus Fund	$264,224,247	$309,203,174

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL MVP BlackRock Global Strategy Plus Fund	$175,109,704	$173,802,648

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2019 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Fieldwood Energy LLC	4/25/18	$247,017	$941	$28,230	0.00%
Fieldwood Energy LLC	3/13/18	81,305	3,485	104,550	0.01%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	368,448	0.05%
Inversiones Alsacia SA, 8.00%, 12/31/18	12/22/14	420,057	517,099	12,927	0.00%
Jawbone	1/24/17	—	23,389	—	0.00%
Lookout, Inc.	3/4/15	63,364	5,547	3,550	0.00%
Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	453,868	0.06%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	756,181	0.10%
Quintis Pty, Ltd.	10/25/18	316,328	386,370	301,025	0.04%
Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	42,158	41,361	41,361	0.01%
Quintis Pty, Ltd., 10/1/28, Callable 8/5/19 @ 90.00	10/25/18	753,320	730,672	730,672	0.10%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	0.00%
Uber Technologies 6mo Lock Up	3/21/14	1,063,120	68,532	3,062,852	0.39%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $670,776,270. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$75,810,962
Unrealized (depreciation)	(10,570,116)

Net unrealized appreciation/(depreciation)	$65,240,846

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP BlackRock Global Strategy Plus Fund	$15,782,716	$101,649	$15,884,365

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP BlackRock Global Strategy Plus Fund	$19,848,933	$41,301,818	$—	$3,425,896	$64,576,647

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on foreign currency gains or losses, wash sales, mark-to-market of passive foreign investment companies and straddles.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2019, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index Fund, which is affiliated with the Manager .

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,098.60	$0.78	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.2%

Fixed Income Funds	37.8

International Equity Funds	12.0

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (45.2%):
2,487,298	AZL DFA U.S. Core Equity Fund	$33,105,940
820,210	AZL DFA U.S. Small Cap Fund	9,539,048

		42,644,988

Fixed Income Funds (37.8%):
3,444,012	AZL DFA Five-Year Global Fixed Income Fund	35,611,085

International Equity Funds (12.0%):
1,097,892	AZL DFA International Core Equity Fund	11,341,223

Total Affiliated Investment Companies (Cost $80,742,917)		89,597,296

Total Investment Securities (Cost $80,742,917) — 95.0%(a)		89,597,296
Net other assets (liabilities) — 5.0%		4,677,697

Net Assets — 100.0%		$94,274,993

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $4,699,575 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	19	$2,796,990	$56,216
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	14	1,791,563	38,483

				$94,699

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$80,742,917

Investments in affiliates, at value	$89,597,296
Segregated cash for collateral for futures contracts	4,699,575
Interest and dividends receivable	7,067
Receivable for affiliated investments sold	265,709
Prepaid expenses	655

Total Assets	94,570,302

Liabilities:
Cash overdraft	265,709
Payable for capital shares redeemed	11,954
Manager fees payable	8,171
Administration fees payable	5,024
Custodian fees payable	440
Administrative and compliance services fees payable	201
Transfer agent fees payable	912
Trustee fees payable	141
Other accrued liabilities	2,757

Total Liabilities	295,309

Net Assets	$94,274,993

Net Assets Consist of:
Paid in capital	$83,512,795
Total distributable earnings	10,762,198

Net Assets	$94,274,993

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,062,087
Net Asset Value (offering and redemption price per share)	$11.69

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$47,446
Dividends non-affiliates	318

Total Investment Income	47,764

Expenses:
Manager fees	92,140
Administration fees	28,576
Custodian fees	1,222
Administrative and compliance services fees	787
Transfer agent fees	2,589
Trustee fees	2,466
Professional fees	2,073
Shareholder reports	1,266
Other expenses	660

Total expenses before reductions	131,779
Less expenses voluntarily waived/reimbursed by the Manager	(46,069)
Less expense contractually waived/reimbursed by the Manager	(15,427)

Net expenses	70,283

Net Investment Income/(Loss)	(22,519)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(58,723)
Net realized gains/(losses) on futures contracts	(203,406)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	8,626,798
Change in net unrealized appreciation/depreciation on futures contracts	184,263

Net realized and Change in net unrealized gains/losses on investments	8,548,932

Change in Net Assets Resulting From Operations	$8,526,413

See accompanying notes to the financial statements.

3

AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(22,519)	$789,640
Net realized gains/(losses) on investments	(262,129)	1,592,880
Change in unrealized appreciation/depreciation on investments	8,811,061	(8,305,060)

Change in net assets resulting from operations	8,526,413	(5,922,540)

Distributions to Shareholders:
Distributions	—	(1,931,934)

Change in net assets resulting from distributions to shareholders	—	(1,931,934)

Capital Transactions:
Proceeds from shares issued	4,231,062	25,192,387
Proceeds from dividends reinvested	—	1,931,934
Value of shares redeemed	(5,083,065)	(10,425,833)

Change in net assets resulting from capital transactions	(852,003)	16,698,488

Change in net assets	7,674,410	8,844,014
Net Assets:
Beginning of period	86,600,583	77,756,569

End of period	$94,274,993	$86,600,583

Share Transactions:
Shares issued	374,380	2,154,661
Dividends reinvested	—	169,766
Shares redeemed	(443,848)	(897,570)

Change in shares	(69,468)	1,426,857

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.65		$11.60	$10.36	$9.50	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b),(c)	0.08	0.09	0.05	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	1.04		(0.79)	1.21	0.81	(0.49)

Total from Investment Activities	1.04		(0.71)	1.30	0.86	(0.50)

Distributions to Shareholders From:
Net Investment Income	—		(0.08)	(0.05)	—	—
Net Realized Gains	—		(0.16)	(0.01)	—	—

Total Dividends	—		(0.24)	(0.06)	—	—

Net Asset Value, End of Period	$11.69		$10.65	$11.60	$10.36	$9.50

Total Return(d)	9.86	%(e)	(6.22)%	12.55%	9.05%	(5.00	)%(e)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$94,275		$86,601	$77,757	$53,326	$26,087
Net Investment Income/(Loss)(f)	(0.05)%		0.91%	0.96%	0.71%	(0.14)%
Expenses Before Reductions*(f)(g)	0.29%		0.29%	0.30%	0.36%	0.52%
Expenses Net of Reductions*(f)	0.15%		0.15%	0.15%	0.15%	0.14%
Portfolio Turnover Rate	3	%(e)	16%	15%	15%	2	%(e)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Represents less than $0.005.

(c)	Calculated using the average shares method.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $4.5 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$56,216	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	38,483	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$(279,596)	$183,443

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	76,190	820

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*	The Manager voluntarily reduced the management fee to 0.10% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

At June 30, 2019, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022	Total

AZL MVP DFA Multi-Strategy Fund	$31,356	$30,855	$32,488	$15,427	$110,126
In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL DFA Five-Year Global Fixed Income Fund	$34,590,662	$1,398,075	$(1,347,818)	$18,185	$951,981	$35,611,085	3,444,012	$—	$—
AZL DFA International Core Equity Fund	10,265,090	389,262	(578,871)	(72,384)	1,338,126	11,341,223	1,097,892	—	—
AZL DFA U.S. Core Equity Fund	29,427,162	747,124	(2,233,976)	20,357	5,145,273	33,105,940	2,487,298	—	—
AZL DFA U.S. Small Cap Fund	8,139,889	459,080	(226,458)	(24,881)	1,191,418	9,539,048	820,210	—	—

	$82,422,803	$2,993,541	$(4,387,123)	$(58,723)	$8,626,798	$89,597,296	7,849,412	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $636 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$89,597,296	$—	$89,597,296

Total Investment Securities	89,597,296	—	89,597,296

Other Financial Instruments:*
Futures Contracts	94,699	—	94,699

Total Investments	$89,691,995	$—	$89,691,995

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP DFA Multi-Strategy Fund	$2,993,541	$4,387,123

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $81,080,197. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,517,099
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$8,517,099

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP DFA Multi-Strategy Fund	$817,569	$1,114,365	$1,931,934

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP DFA Multi-Strategy Fund	$874,736	$1,396,981	$—	$(35,932)	$2,235,785

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 90% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP FIAM Multi-Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FIAM Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,098.50	$0.73	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Balanced Funds	95.1%

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.1%):
Balanced Funds (95.1%):
18,385,846	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$249,495,931

Total Affiliated Investment Company (Cost $231,149,893)		249,495,931

Total Investment Securities (Cost $231,149,893) — 95.1%(a)		249,495,931
Net other assets (liabilities) — 4.9%		12,991,857

Net Assets — 100.0%		$262,487,788

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $13,020,998 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	35	$5,152,350	$98,028
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	61	7,806,097	154,629

				$252,657

See accompanying notes to the financial statements.

2

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$231,149,893

Investments in affiliates, at value	$249,495,931
Segregated cash for collateral for futures contracts	13,020,998
Interest and dividends receivable	18,688
Receivable for capital shares issued	2,064
Receivable for affiliated investments sold	38,075
Receivable for variation margin on futures contracts	218

Total Assets	262,575,974

Liabilities:
Cash overdraft	38,075
Payable for capital shares redeemed	15,343
Manager fees payable	19,435
Administration fees payable	4,465
Custodian fees payable	516
Administrative and compliance services fees payable	490
Transfer agent fees payable	819
Trustee fees payable	307
Other accrued liabilities	8,736

Total Liabilities	88,186

Net Assets	$262,487,788

Net Assets Consist of:
Paid in capital	$250,846,484
Total distributable earnings	11,641,304

Net Assets	$262,487,788

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,393,811
Net Asset Value (offering and redemption price per share)	$12.27

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$116,962
Other income	217

Total Investment Income	117,179

Expenses:
Manager fees	127,165
Administration fees	29,580
Custodian fees	1,692
Administrative and compliance services fees	2,199
Transfer agent fees	2,687
Trustee fees	6,938
Professional fees	5,799
Shareholder reports	4,560
Other expenses	441

Total expenses	181,061

Net Investment Income/(Loss)	(63,882)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	(389,312)
Net realized gains/(losses) on futures contracts	(1,299,133)
Change in net unrealized appreciation/depreciation on affiliated transactions	25,076,886
Change in net unrealized appreciation/depreciation on futures contracts	636,695

Net realized and Change in net unrealized gains/losses on investments	24,025,136

Change in Net Assets Resulting From Operations	$23,961,254

See accompanying notes to the financial statements.

3

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(63,882)	$5,579,060
Net realized gains/(losses) on investments	(1,688,445)	8,804,731
Change in unrealized appreciation/depreciation on investments	25,713,581	(19,711,412)

Change in net assets resulting from operations	23,961,254	(5,327,621)

Distributions to Shareholders:
Distributions	—	(8,614,102)

Change in net assets resulting from distributions to shareholders	—	(8,614,102)

Capital Transactions:
Proceeds from shares issued	3,087,949	5,246,612
Proceeds from dividends reinvested	—	8,614,102
Value of shares redeemed	(10,497,815)	(28,825,642)

Change in net assets resulting from capital transactions	(7,409,866)	(14,964,928)

Change in net assets	16,551,388	(28,906,651)
Net Assets:
Beginning of period	245,936,400	274,843,051

End of period	$262,487,788	$245,936,400

Share Transactions:
Shares issued	260,299	448,193
Dividends reinvested	—	749,704
Shares redeemed	(888,256)	(2,447,578)

Change in shares	(627,957)	(1,249,681)

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$11.17		$11.81	$10.79	$11.33	$12.49	$12.39

Investment Activities:
Net Investment Income/(Loss)	—	(a),(b)	0.28	— (a)	0.15	0.43	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.10		(0.52)	1.17	(0.07)	(1.20)	0.17

Total from Investment Activities	1.10		(0.24)	1.17	0.08	(0.77)	0.29

Distributions to Shareholders From:
Net Investment Income	—		(0.40)	(0.15)	(0.45)	(0.18)	(0.11)
Net Realized Gains	—		—	—	(0.17)	(0.21)	(0.08)

Total Dividends	—		(0.40)	(0.15)	(0.62)	(0.39)	(0.19)

Net Asset Value, End of Period	$12.27		$11.17	$11.81	$10.79	$11.33	$12.49

Total Return(c)	9.85	%(d)	(2.14)%	10.93%	0.82%	(6.21)%	2.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$262,488		$245,936	$274,843	$287,156	$307,668	$297,191
Net Investment Income/(Loss)(e)	(0.05)%		2.12%	(0.09)%	1.25%	3.85%	1.42%
Expenses Before Reductions*(e)(f)	0.14%		0.14%	0.13%	0.13%	0.15%	0.15%
Expenses Net of Reductions*(e)	0.14%		0.14%	0.13%	0.13%	0.15%	0.15%
Portfolio Turnover Rate	—	(d)	7%	4%	4%	4%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $10.8 million and the monthly average notional amount for short contracts was $1.9 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$98,028	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	154,629	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$(1,607,318)	$647,203

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	308,185	(10,508)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL FIAM Multi-Strategy Fund	$234,683,127	$—	$(9,874,770)	$(389,312)	$25,076,886	$249,495,931	18,385,846	$—	$—

	$234,683,127	$—	$(9,874,770)	$(389,312)	$25,076,886	$249,495,931	18,385,846	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,752 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$249,495,931	$—	$249,495,931

Total Investment Securities	249,495,931	—	249,495,931

Other Financial Instruments:*
Futures Contracts	252,657	—	252,657

Total Investments	$249,748,588	$—	$249,748,588

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP FIAM Multi-Strategy Fund	$—	$9,874,770

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $234,128,425. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,355,488
Unrealized (depreciation)	(2,987,982)

Net unrealized appreciation/(depreciation)	$15,367,506

As of the end of its tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the year ended June 30, 2019, the Fund utilized $3,914,190 in CLCFs to offset capital gains.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MVP FIAM Multi-Strategy Fund	$5,880,163	$6,972,889	$12,853,052

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$8,614,102	$—	$8,614,102

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP FIAM Multi-Strategy Fund	$10,251,932	$—	$(12,853,052)	$(9,718,830)	$(12,319,950)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP Fusion Dynamic Balanced Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$1,101.50	$1.20	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$1,023.65	$1.15	0.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	47.6%

Domestic Equity Funds	30.0

International Equity Funds	17.5

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (30.0%):
2,166,957	AZL DFA U.S. Core Equity Fund	$28,842,193
1,213,505	AZL DFA U.S. Small Cap Fund	14,113,057
1,448,473	AZL Gateway Fund	19,235,721
2,382,112	AZL Mid Cap Index Fund, Class 2	53,264,032
3,647,468	AZL Russell 1000 Growth Index Fund, Class 2	59,781,993
6,847,681	AZL Russell 1000 Value Index Fund, Class 2	89,088,325
1,694,442	AZL Small Cap Stock Index Fund, Class 2	23,400,238

		287,725,559

Fixed Income Funds (47.6%):
6,391,201	AZL Enhanced Bond Index Fund	71,709,273
9,085,414	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	95,487,699
9,050,972	AZL MetWest Total Return Bond Fund	95,578,259
4,438,511	PIMCO VIT Income Portfolio	48,024,689

Shares		Fair Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
4,694,651	PIMCO VIT Low Duration Portfolio	$47,932,388
8,743,541	PIMCO VIT Total Return Portfolio	95,741,770

		454,474,078

International Equity Funds (17.5%):
3,244,845	AZL DFA International Core Equity Fund	33,519,250
5,761,391	AZL International Index Fund, Class 2	93,564,998
5,283,535	AZL MSCI Emerging Markets Equity Index Fund, Class 2	40,683,223

		167,767,471

Total Affiliated Investment Companies (Cost $846,652,663)		909,967,108

Total Investment Securities (Cost $846,652,663) — 95.1%(a)		909,967,108
Net other assets (liabilities) — 4.9%		47,302,082

Net Assets — 100.0%		$957,269,190

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $47,688,862 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	161	$23,700,810	$473,376
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	186	23,802,197	503,773

				$977,149

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Balanced Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$846,652,663

Investments in affiliates, at value	$909,967,108
Segregated cash for collateral for futures contracts	47,688,862
Interest and dividends receivable	604,895
Receivable for affiliated investments sold	784,164
Receivable for variation margin on futures contracts	218
Prepaid expenses	7,073

Total Assets	959,052,320

Liabilities:
Cash overdraft	784,164
Payable for affiliated investments purchased	533,610
Payable for capital shares redeemed	269,333
Manager fees payable	155,683
Administration fees payable	5,539
Custodian fees payable	2,305
Administrative and compliance services fees payable	2,082
Transfer agent fees payable	1,065
Trustee fees payable	1,280
Other accrued liabilities	28,069

Total Liabilities	1,783,130

Net Assets	$957,269,190

Net Assets Consist of:
Paid in capital	$827,344,148
Total distributable earnings	129,925,042

Net Assets	$957,269,190

Shares of beneficial interest (unlimited number of shares authorized, no par value)	83,207,038
Net Asset Value (offering and redemption price per share)	$11.50

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from affiliates	$3,483,516
Interest	489,832
Dividends from non-affiliates	273

Total Investment Income	3,973,621

Expenses:
Manager fees	942,368
Administration fees	33,729
Custodian fees	6,663
Administrative and compliance services fees	8,522
Transfer agent fees	3,099
Trustee fees	26,953
Professional fees	22,436
Shareholder reports	12,743
Other expenses	8,065

Total expenses	1,064,578

Net Investment Income/(Loss)	2,909,043

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(1,938,167)
Net realized gains/(losses) on futures contracts	3,029,254
Change in net unrealized appreciation/depreciation on affiliated underlying funds	86,739,475
Change in net unrealized appreciation/depreciation on futures contracts	1,147,185

Net realized and Change in net unrealized gains/losses on investments	88,977,747

Change in Net Assets Resulting From Operations	$91,886,790

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Balanced Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,909,043	$17,911,628
Net realized gains/(losses) on investments	1,091,087	46,615,686
Change in unrealized appreciation/depreciation on investments	87,886,660	(117,516,408)

Change in net assets resulting from operations	91,886,790	(52,989,094)

Distributions to Shareholders:
Distributions	—	(72,295,259)

Change in net assets resulting from distributions to shareholders	—	(72,295,259)

Capital Transactions:
Proceeds from shares issued	7,508,459	4,808,540
Proceeds from dividends reinvested	—	72,295,258
Value of shares redeemed	(61,331,736)	(132,108,153)

Change in net assets resulting from capital transactions	(53,823,277)	(55,004,355)

Change in net assets	38,063,513	(180,288,708)
Net Assets:
Beginning of period	919,205,677	1,099,494,385

End of period	$957,269,190	$919,205,677

Share Transactions:
Shares issued	670,886	414,118
Dividends reinvested	—	6,650,898
Shares redeemed	(5,512,107)	(11,356,593)

Change in shares	(4,841,221)	(4,291,577)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$10.44		$11.91	$11.88	$12.15	$13.03	$12.62

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.22	0.14	0.20	0.24	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.03		(0.83)	1.27	0.44	(0.42)	0.44

Total from Investment Activities	1.06		(0.61)	1.41	0.64	(0.18)	0.59

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.22)	(0.29)	(0.17)	(0.18)
Net Realized Gains	—		(0.71)	(1.16)	(0.62)	(0.53)	—

Total Dividends	—		(0.86)	(1.38)	(0.91)	(0.70)	(0.18)

Net Asset Value, End of Period	$11.50		$10.44	$11.91	$11.88	$12.15	$13.03

Total Return(b)	10.15	%(c)	(5.40)%	12.23%	5.40%	(1.27)%	4.59%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$957,269		$919,206	$1,099,494	$1,102,124	$1,171,370	$1,280,573
Net Investment Income/(Loss)(d)	0.62%		1.74%	1.00%	1.48%	1.80%	1.13%
Expenses Before Reductions*(d)(e)	0.23%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.23%		0.22%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	7	%(c)	15%	17%	52%	11%	23%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $47.3 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$473,376	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	503,773	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$1,999,477	$1,175,460

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	1,029,777	(28,275)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Fusion Dynamic Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$31,074,885	$116,699	$(1,482,750)	$63,364	$3,747,052	$33,519,250	3,244,845	$—	$—
AZL DFA U.S. Core Equity Fund	26,082,825	79,183	(1,873,167)	374,462	4,178,890	28,842,193	2,166,957	—	—
AZL DFA U.S. Small Cap Fund	12,576,387	4,491	(249,165)	2,776	1,778,568	14,113,057	1,213,505	—	—
AZL Enhanced Bond Index Fund	24,998,381	47,619,668	(3,812,873)	(18,230)	2,922,327	71,709,273	6,391,201	—	—
AZL FIAM Total Bond Fund	94,748,453	103,359	(5,935,945)	119,330	6,452,502	95,487,699	9,085,414	—	—
AZL Gateway Fund	18,826,965	—	(694,679)	22,575	1,080,860	19,235,721	1,448,473	—	—
AZL International Index Fund, Class 2	79,541,619	9,519,442	(6,430,210)	(423,122)	11,357,269	93,564,998	5,761,391	—	—
AZL MetWest Total Return Bond Fund	94,819,701	359,718	(5,084,515)	138,271	5,345,084	95,578,259	9,050,972	—	—
AZL Mid Cap Index Fund, Class 2	47,424,477	1,378,512	(3,920,214)	(425,437)	8,806,694	53,264,032	2,382,112	—	—
AZL MSCI Emerging Markets Equity Fund, Class 2	48,923,903	781,228	(14,223,536)	19,305	5,182,323	40,683,223	5,283,535	—	—
AZL Russell 1000 Growth Index Fund, Class 2	55,153,230	733,546	(7,481,507)	771,268	10,605,456	59,781,993	3,647,468	—	—
AZL Russell 1000 Value Index Fund, Class 2	81,029,766	1,366,555	(6,152,367)	(727,744)	13,572,115	89,088,325	6,847,681	—	—
AZL Small Cap Stock Index Fund, Class 2	20,551,930	418,115	(356,519)	(5,459)	2,792,171	23,400,238	1,694,442	—	—
PIMCO VIT Income Portfolio	48,819,022	819,098	(3,653,088)	72,432	1,967,225	48,024,689	4,438,511	819,098	—
PIMCO VIT Low Duration Portfolio	94,757,327	1,148,157	(48,818,375)	(2,003,520)	2,848,799	47,932,388	4,694,651	1,148,157	—
PIMCO VIT Total Return Portfolio	94,968,410	1,699,819	(5,110,161)	81,562	4,102,140	95,741,770	8,743,541	1,516,261	—

	$874,297,281	$66,147,590	$(115,279,071)	$(1,938,167)	$86,739,475	$909,967,108	76,094,699	$3,483,516	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $6,519 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

8

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$909,967,108	$—	$909,967,108

Total Investment Securities	909,967,108	—	909,967,108

Other Financial Instruments:*
Futures Contracts	977,149	—	977,149

Total Investments	$910,944,257	$—	$910,944,257

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Balanced Fund	$66,147,590	$115,279,071

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $849,730,507. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$63,636,020
Unrealized (depreciation)	(3,399,419)

Net unrealized appreciation/(depreciation)	$60,236,601

9

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Dynamic Balanced Fund	$21,121,964	$51,173,295	$72,295,259

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Dynamic Balanced Fund	$23,671,642	$41,128,020	$—	$(26,761,410)	$38,038,252

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP Fusion Dynamic Conservative Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$1,089.60	$1.30	0.25%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$1,023.56	$1.25	0.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	61.6%

Domestic Equity Funds	22.4

International Equity Funds	11.1

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (22.4%):
289,622	AZL DFA U.S. Core Equity Fund	$3,854,874
221,578	AZL DFA U.S. Small Cap Fund	2,576,954
284,112	AZL Gateway Fund	3,773,012
457,268	AZL Mid Cap Index Fund, Class 2	10,224,510
789,241	AZL Russell 1000 Growth Index Fund, Class 2	12,935,658
1,389,271	AZL Russell 1000 Value Index Fund, Class 2	18,074,411
372,906	AZL Small Cap Stock Index Fund, Class 2	5,149,834

		56,589,253

Fixed Income Funds (61.6%):
2,172,592	AZL Enhanced Bond Index Fund	24,376,481
3,098,304	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	32,563,178
3,080,530	AZL MetWest Total Return Bond Fund	32,530,393
1,389,257	PIMCO VIT Income Portfolio	15,031,762

Shares		Fair Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
1,706,031	PIMCO VIT Low Duration Portfolio	$17,418,575
2,973,652	PIMCO VIT Total Return Portfolio	32,561,489

		154,481,878

International Equity Funds (11.1%):
616,559	AZL DFA International Core Equity Fund	6,369,059
972,914	AZL International Index Fund, Class 2	15,800,121
741,940	AZL MSCI Emerging Markets Equity Index Fund, Class 2	5,712,941

		27,882,121

Total Affiliated Investment Companies (Cost $226,620,862)		238,953,252

Total Investment Securities (Cost $226,620,862) — 95.1%(a)		238,953,252
Net other assets (liabilities) — 4.9%		12,365,634

Net Assets — 100.0%		$251,318,886

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $12,533,390 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	29	$4,269,090	$85,802
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	63	8,062,034	169,267

				$255,069

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Conservative Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$226,620,862

Investments in affiliates, at value	$238,953,252
Segregated cash for collateral for futures contracts	12,533,390
Interest and dividends receivable	199,107
Receivable for affiliated investments sold	58,394
Prepaid expenses	1,978

Total Assets	251,746,121

Liabilities:
Cash overdraft	58,394
Payable for affiliated investments purchased	180,170
Payable for capital shares redeemed	134,047
Manager fees payable	40,838
Administration fees payable	4,644
Custodian fees payable	1,013
Administrative and compliance services fees payable	494
Transfer agent fees payable	851
Trustee fees payable	333
Other accrued liabilities	6,451

Total Liabilities	427,235

Net Assets	$251,318,886

Net Assets Consist of:
Paid in capital	$225,480,863
Total distributable earnings	25,838,023

Net Assets	$251,318,886

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,664,252
Net Asset Value (offering and redemption price per share)	$12.16

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from affiliates	$1,126,621
Interest	127,181
Dividends from non-affiliates	1,057

Total Investment Income	1,254,859

Expenses:
Manager fees	242,445
Administration fees	30,939
Custodian fees	3,332
Administrative and compliance services fees	2,198
Transfer agent fees	2,810
Trustee fees	6,928
Professional fees	5,812
Shareholder reports	3,329
Other expenses	1,991

Total expenses	299,784

Net Investment Income/(Loss)	955,075

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(337,655)
Net realized gains/(losses) on futures contracts	724,222
Change in net unrealized appreciation/depreciation on affiliated underlying funds	19,323,144
Change in net unrealized appreciation/depreciation on futures contracts	287,143

Net realized and Change in net unrealized gains/losses on investments	19,996,854

Change in Net Assets Resulting From Operations	$20,951,929

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Conservative Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$955,075	$4,695,898
Net realized gains/(losses) on investments	386,567	8,758,509
Change in unrealized appreciation/depreciation on investments	19,610,287	(22,726,403)

Change in net assets resulting from operations	20,951,929	(9,271,996)

Distributions to Shareholders:
Distributions	—	(12,826,949)

Change in net assets resulting from distributions to shareholders	—	(12,826,949)

Capital Transactions:
Proceeds from shares issued	14,318,788	18,300,210
Proceeds from dividends reinvested	—	12,826,949
Value of shares redeemed	(19,081,145)	(42,470,441)

Change in net assets resulting from capital transactions	(4,762,357)	(11,343,282)

Change in net assets	16,189,572	(33,442,227)
Net Assets:
Beginning of period	235,129,314	268,571,541

End of period	$251,318,886	$235,129,314

Share Transactions:
Shares issued	1,223,641	1,523,988
Dividends reinvested	—	1,122,218
Shares redeemed	(1,624,263)	(3,537,200)

Change in shares	(400,622)	(890,994)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$11.16		$12.23	$11.89	$11.93	$12.63	$12.53

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.23	0.16	0.19	0.25	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.95		(0.67)	0.93	0.44	(0.35)	0.44

Total from Investment Activities	1.00		(0.44)	1.09	0.63	(0.10)	0.60

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.23)	(0.28)	(0.17)	(0.19)
Net Realized Gains	—		(0.46)	(0.52)	(0.39)	(0.43)	(0.31)

Total Dividends	—		(0.63)	(0.75)	(0.67)	(0.60)	(0.50)

Net Asset Value, End of Period	$12.16		$11.16	$12.23	$11.89	$11.93	$12.63

Total Return(b)	8.96	%(c)	(3.75)%	9.31%	5.32%	(0.77)%	4.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$251,319		$235,129	$268,572	$277,889	$268,335	$271,443
Net Investment Income/(Loss)(d)	0.79%		1.83%	1.14%	1.63%	2.09%	1.25%
Expenses Before Reductions*(d)(e)	0.25%		0.24%	0.23%	0.24%	0.24%	0.24%
Expenses Net of Reductions*(d)	0.25%		0.24%	0.23%	0.24%	0.24%	0.24%
Portfolio Turnover Rate	12	%(c)	16%	18%	62%	16%	36%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $12.1 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$85,802	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	169,267	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$383,026	$295,225

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	341,196	(8,082)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Fusion Dynamic Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$5,548,312	$601,412	$(484,316)	$52,147	$651,504	$6,369,059	616,559	$—	$—
AZL DFA U.S. Core Equity Fund	3,205,689	416,378	(356,561)	73,639	515,729	3,854,874	289,622	—	—
AZL DFA U.S. Small Cap Fund	2,070,432	409,668	(220,769)	35,235	282,388	2,576,954	221,578	—	—
AZL Enhanced Bond Index Fund	11,735,762	12,620,198	(1,044,802)	(19,559)	1,084,882	24,376,481	2,172,592	—	—
AZL FIAM Total Bond Fund	31,216,994	949,404	(1,796,739)	(11,070)	2,204,589	32,563,178	3,098,304	—	—
AZL Gateway Fund	3,513,164	102,339	(51,244)	778	207,975	3,773,012	284,112	—	—
AZL International Index Fund, Class 2	12,589,403	3,024,335	(1,594,761)	(88,131)	1,869,275	15,800,121	972,914	—	—
AZL MetWest Total Return Bond Fund	31,309,316	1,167,383	(1,779,833)	26,687	1,806,840	32,530,393	3,080,530	—	—
AZL Mid Cap Index Fund, Class 2	8,681,007	1,168,263	(1,210,363)	(40,380)	1,625,983	10,224,510	457,268	—	—
AZL MSCI Emerging Markets Equity Fund, Class 2	6,994,738	660,531	(2,725,896)	145,201	638,367	5,712,941	741,940	—	—
AZL Russell 1000 Growth Index Fund, Class 2	11,411,247	1,363,204	(2,263,103)	180,723	2,243,587	12,935,658	789,241	—	—
AZL Russell 1000 Value Index Fund, Class 2	16,147,050	1,252,530	(1,908,685)	(227,623)	2,811,139	18,074,411	1,389,271	—	—
AZL Small Cap Stock Index Fund, Class 2	4,200,982	825,505	(490,453)	(9,688)	623,488	5,149,834	372,906	—	—
PIMCO VIT Income Portfolio	14,700,292	537,280	(830,869)	(17,514)	642,573	15,031,762	1,389,257	251,373	—
PIMCO VIT Low Duration Portfolio	28,942,719	1,117,889	(12,920,966)	(381,500)	660,433	17,418,575	1,706,031	368,841	—
PIMCO VIT Total Return Portfolio	31,355,612	1,531,006	(1,722,921)	(56,600)	1,454,392	32,561,489	2,973,652	506,407	—

	$223,622,719	$27,747,325	$(31,402,281)	$(337,655)	$19,323,144	$238,953,252	20,555,777	$1,126,621	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,671 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

8

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$238,953,252	$—	$238,953,252

Total Investment Securities	238,953,252	—	238,953,252

Other Financial Instruments:*
Futures Contracts	255,069	—	255,069

Total Investments	$239,208,321	$—	$239,208,321

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Dynamic Conservative Fund	$27,747,325	$31,402,281

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $228,611,495. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,610,538
Unrealized (depreciation)	(1,268,781)

Net unrealized appreciation/(depreciation)	$10,341,757

9

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Dynamic Conservative Fund	$5,442,607	$7,384,342	$12,826,949

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Dynamic Conservative Fund	$5,970,156	$7,696,006	$—	$(8,780,068)	$4,886,094

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP Fusion Dynamic Moderate Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$1,110.60	$1.15	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	38.0%

Domestic Equity Funds	35.6

International Equity Funds	21.5

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (35.6%):
3,888,538	AZL DFA U.S. Core Equity Fund	$51,756,442
3,489,668	AZL DFA U.S. Small Cap Fund	40,584,841
3,876,720	AZL Gateway Fund	51,482,841
6,403,878	AZL Mid Cap Index Fund, Class 2	143,190,707
9,334,557	AZL Russell 1000 Growth Index Fund, Class 2	152,993,383
17,375,485	AZL Russell 1000 Value Index Fund, Class 2	226,055,058
4,372,269	AZL Small Cap Stock Index Fund, Class 2	60,381,039

		726,444,311

Fixed Income Funds (38.0%):
11,394,414	AZL Enhanced Bond Index Fund	127,845,324
16,028,496	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	168,459,492
15,957,043	AZL MetWest Total Return Bond Fund	168,506,375
7,605,571	PIMCO VIT Income Portfolio	82,292,277

Shares		Fair Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
6,044,600	PIMCO VIT Low Duration Portfolio	$61,715,367
15,425,380	PIMCO VIT Total Return Portfolio	168,907,915

		777,726,750

International Equity Funds (21.5%):
9,946,605	AZL DFA International Core Equity Fund	102,748,435
13,889,445	AZL International Index Fund, Class 2	225,564,580
14,490,396	AZL MSCI Emerging Markets Equity Index Fund, Class 2	111,576,050

		439,889,065

Total Affiliated Investment Companies (Cost $1,796,658,197)		1,944,060,126

Total Investment Securities (Cost $1,796,658,197) — 95.1%(a)		1,944,060,126
Net other assets (liabilities) — 4.9%		100,833,070

Net Assets — 100.0%		$2,044,893,196

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $101,794,343 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	414	$60,944,940	$1,218,414
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	317	40,566,110	860,769

				$2,079,183

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Moderate Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,796,658,197

Investments in affiliates, at value	$1,944,060,126
Segregated cash for collateral for futures contracts	101,794,343
Interest and dividends receivable	1,023,445
Receivable for affiliated investments sold	623,993
Receivable for variation margin on futures contracts	218
Prepaid expenses	12,859

Total Assets	2,047,514,984

Liabilities:
Cash overdraft	623,993
Payable for affiliated investments purchased	871,698
Payable for capital shares redeemed	727,290
Manager fees payable	332,336
Administration fees payable	5,567
Custodian fees payable	3,966
Administrative and compliance services fees payable	4,133
Transfer agent fees payable	1,138
Trustee fees payable	2,564
Other accrued liabilities	49,103

Total Liabilities	2,621,788

Net Assets	$2,044,893,196

Net Assets Consist of:
Paid in capital	$1,739,606,482
Total distributable earnings	305,286,714

Net Assets	$2,044,893,196

Shares of beneficial interest (unlimited number of shares authorized, no par value)	178,593,429
Net Asset Value (offering and redemption price per share)	$11.45

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from affiliates	$5,925,947
Interest	1,038,868
Dividends from non-affiliates	61

Total Investment Income	6,964,876

Expenses:
Manager fees	2,020,883
Administration fees	38,412
Custodian fees	12,085
Administrative and compliance services fees	18,520
Transfer agent fees	3,583
Trustee fees	58,506
Professional fees	48,695
Shareholder reports	20,069
Other expenses	17,848

Total expenses	2,238,601

Net Investment Income/(Loss)	4,726,275

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(1,922,959)
Net realized gains/(losses) on futures contracts	6,479,532
Change in net unrealized appreciation/depreciation on affiliated underlying funds	200,522,179
Change in net unrealized appreciation/depreciation on futures contracts	2,335,268

Net realized and Change in net unrealized gains/losses on investments	207,414,020

Change in Net Assets Resulting From Operations	$212,140,295

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Moderate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,726,275	$36,841,125
Net realized gains/(losses) on investments	4,556,573	114,156,791
Change in unrealized appreciation/depreciation on investments	202,857,447	(287,587,078)

Change in net assets resulting from operations	212,140,295	(136,589,162)

Distributions to Shareholders:
Distributions	—	(167,837,097)

Change in net assets resulting from distributions to shareholders	—	(167,837,097)

Capital Transactions:
Proceeds from shares issued	1,740,091	12,607,258
Proceeds from dividends reinvested	—	167,837,097
Value of shares redeemed	(122,717,662)	(283,774,000)

Change in net assets resulting from capital transactions	(120,977,571)	(103,329,645)

Change in net assets	91,162,724	(407,755,904)
Net Assets:
Beginning of period	1,953,730,472	2,361,486,376

End of period	$2,044,893,196	$1,953,730,472

Share Transactions:
Shares issued	158,610	1,082,105
Dividends reinvested	—	15,468,857
Shares redeemed	(11,064,939)	(24,299,498)

Change in shares	(10,906,329)	(7,748,536)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$10.31		$11.97	$11.60	$12.15	$13.05	$12.68

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.21	0.12	0.18	0.22	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	1.11		(0.93)	1.46	0.32	(0.45)	0.40

Total from Investment Activities	1.14		(0.72)	1.58	0.50	(0.23)	0.54

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.20)	(0.27)	(0.17)	(0.17)
Net Realized Gains	—		(0.80)	(1.01)	(0.78)	(0.50)	—

Total Dividends	—		(0.94)	(1.21)	(1.05)	(0.67)	(0.17)

Net Asset Value, End of Period	$11.45		$10.31	$11.97	$11.60	$12.15	$13.05

Total Return(b)	11.06	%(c)	(6.46)%	13.98%	4.29%	(1.71)%	4.24%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,044,893		$1,953,730	$2,361,486	$2,336,333	$2,466,434	$2,724,412
Net Investment Income/(Loss)(d)	0.47%		1.66%	0.90%	1.38%	1.61%	1.04%
Expenses Before Reductions*(d)(e)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	7	%(c)	18%	17%	58%	13%	20%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $100.9 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$1,218,414	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	860,769	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$4,736,186	$2,369,012

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	1,743,346	(33,744)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Fusion Dynamic Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$95,042,994	$—	$(3,965,972)	$(4,053)	$11,675,466	$102,748,435	9,946,605	$—	$—
AZL DFA U.S. Core Equity Fund	47,367,099	—	(3,860,574)	777,609	7,472,308	51,756,442	3,888,538	—	—
AZL DFA U.S. Small Cap Fund	36,216,741	—	(766,456)	12,072	5,122,484	40,584,841	3,489,668	—	—
AZL Enhanced Bond Index Fund	26,340,228	102,324,100	(5,568,225)	29,298	4,719,923	127,845,324	11,394,414	—	—
AZL FIAM Total Bond Fund	166,767,373	—	(9,930,109)	70,754	11,551,474	168,459,492	16,028,496	—	—
AZL Gateway Fund	50,125,373	—	(1,588,925)	57,132	2,889,261	51,482,841	3,876,720	—	—
AZL International Index Fund, Class 2	189,851,166	25,219,300	(15,682,287)	(12,589)	26,188,990	225,564,580	13,889,445	—	—
AZL MetWest Total Return Bond Fund	166,758,959	18,935	(7,959,004)	250,220	9,437,265	168,506,375	15,957,043	—	—
AZL Mid Cap Index Fund, Class 2	129,596,650	—	(9,127,920)	(1,004,772)	23,726,749	143,190,707	6,403,878	—	—
AZL MSCI Emerging Markets Equity Fund, Class 2	135,041,675	—	(37,698,170)	485,301	13,747,244	111,576,050	14,490,396	—	—
AZL Russell 1000 Growth Index Fund, Class 2	142,143,098	—	(18,433,155)	1,839,245	27,444,195	152,993,383	9,334,557	—	—
AZL Russell 1000 Value Index Fund, Class 2	207,263,151	—	(13,945,786)	(1,666,897)	34,404,590	226,055,058	17,375,485	—	—
AZL Small Cap Stock Index Fund, Class 2	53,442,444	—	(266,672)	(7,180)	7,212,447	60,381,039	4,372,269	—	—
PIMCO VIT Income Portfolio	83,100,476	1,408,883	(5,718,720)	210,241	3,291,397	82,292,277	7,605,571	1,408,883	—
PIMCO VIT Low Duration Portfolio	161,979,164	1,836,746	(103,388,012)	(2,794,382)	4,081,851	61,715,367	6,044,600	1,836,746	—
PIMCO VIT Total Return Portfolio	167,171,929	2,680,318	(8,335,909)	(164,958)	7,556,535	168,907,915	15,425,380	2,680,317	—

	$1,858,208,520	$133,488,282	$(246,235,896)	$(1,922,959)	$200,522,179	$1,944,060,126	159,523,065	$5,925,946	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

8

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $13,995 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,944,060,126	$—	$1,944,060,126

Total Investment Securities	1,944,060,126	—	1,944,060,126

Other Financial Instruments:*
Futures Contracts	2,079,183	—	2,079,183

Total Investments	$1,946,139,309	$—	$1,946,139,309

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Dynamic Moderate Fund	$133,488,282	$246,235,896

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

9

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $1,802,105,680. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$149,537,650
Unrealized (depreciation)	(7,583,204)

Net unrealized appreciation/(depreciation)	$141,954,446

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Dynamic Moderate Fund	$47,347,962	$120,489,135	$167,837,097

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Dynamic Moderate Fund	$50,733,557	$101,174,014	$—	$(58,761,152)	$93,146,419

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2019, the Fund had a controlling interest (in excess of 50%) in the AZL MetWest Total Return Bond Fund, which is affiliated with the Manager.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,125.10	$0.63	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	52.9%

Fixed Income Funds	23.4

International Equity Funds	19.2

Total Investment Securities	95.5

Net other assets (liabilities)	4.5

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.5%):
Domestic Equity Funds (52.9%):
13,265,458	AZL Mid Cap Index Fund, Class 2	$296,615,640
55,533,672	AZL S&P 500 Index Fund, Class 2	959,621,845
10,278,241	AZL Small Cap Stock Index Fund, Class 2	141,942,515

		1,398,180,000

Fixed Income Funds (23.4%):
55,310,778	AZL Enhanced Bond Index Fund	620,586,932

International Equity Funds (19.2%):
31,376,932	AZL International Index Fund, Class 2	509,561,382

Total Affiliated Investment Companies (Cost $2,152,391,340)		2,528,328,314

Total Investment Securities (Cost $2,152,391,340) — 95.5%(a)		2,528,328,314
Net other assets (liabilities) — 4.5%		119,814,144

Net Assets — 100.0%		$2,648,142,458

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $120,263,709 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	611	$89,945,310	$1,765,885
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	234	29,944,699	611,058

				$2,376,943

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$2,152,391,340

Investments in affiliates, at value	$2,528,328,314
Segregated cash for collateral for futures contracts	120,263,709
Interest and dividends receivable	175,013
Receivable for capital shares issued	5,805
Receivable for affiliated investments sold	488,688
Receivable for variation margin on futures contracts	218
Prepaid expenses	14,644

Total Assets	2,649,276,391

Liabilities:
Cash overdraft	488,688
Payable for capital shares redeemed	351,488
Manager fees payable	213,934
Administration fees payable	5,771
Custodian fees payable	2,669
Administrative and compliance services fees payable	5,356
Transfer agent fees payable	1,198
Trustee fees payable	3,284
Other accrued liabilities	61,545

Total Liabilities	1,133,933

Net Assets	$2,648,142,458

Net Assets Consist of:
Paid in capital	$2,187,159,443
Total distributable earnings	460,983,015

Net Assets	$2,648,142,458

Shares of beneficial interest (unlimited number of shares authorized, no par value)	168,186,796
Net Asset Value (offering and redemption price per share)	$15.75

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$1,063,481
Dividends from non-affiliates	1,617

Total Investment Income	1,065,098

Expenses:
Manager fees	1,282,642
Administration fees	40,204
Custodian fees	8,156
Administrative and compliance services fees	23,408
Transfer agent fees	3,768
Trustee fees	73,770
Professional fees	61,630
Shareholder reports	24,442
Other expenses	21,871

Total expenses	1,539,891

Net Investment Income/(Loss)	(474,793)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	4,122,745
Net realized gains/(losses) on futures contracts	(23,184,878)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	311,467,862
Change in net unrealized appreciation/depreciation on futures contracts	9,320,616

Net realized and Change in net unrealized gains/losses on investments	301,726,345

Change in Net Assets Resulting From Operations	$301,251,552

See accompanying notes to the financial statements.

3

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(474,793)	$45,144,198
Net realized gains/(losses) on investments	(19,062,133)	80,098,385
Change in unrealized appreciation/depreciation on investments	320,788,478	(294,210,342)

Change in net assets resulting from operations	301,251,552	(168,967,759)

Distributions to Shareholders:
Distributions	—	(102,284,487)

Change in net assets resulting from distributions to shareholders	—	(102,284,487)

Capital Transactions:
Proceeds from shares issued	34,860,386	104,828,201
Proceeds from dividends reinvested	—	102,284,487
Value of shares redeemed	(111,134,791)	(147,250,114)

Change in net assets resulting from capital transactions	(76,274,405)	59,862,574

Change in net assets	224,977,147	(211,389,672)
Net Assets:
Beginning of period	2,423,165,311	2,634,554,983

End of period	$2,648,142,458	$2,423,165,311

Share Transactions:
Shares issued	2,307,446	6,733,674
Dividends reinvested	—	6,814,423
Shares redeemed	(7,341,915)	(9,619,518)

Change in shares	(5,034,469)	3,928,579

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$13.99		$15.56	$14.08	$13.55		$13.90	$13.23

Investment Activities:
Net Investment Income/(Loss)	—	(a),(b)	0.26	0.11	0.14		0.25	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.76		(1.22)	2.10	0.77		(0.36)	0.75

Total from Investment Activities	1.76		(0.96)	2.21	0.91		(0.11)	0.85

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.18)	(0.30)		(0.12)	(0.10)
Net Realized Gains	—		(0.48)	(0.55)	(0.08)		(0.12)	(0.08)

Total Dividends	—		(0.61)	(0.73)	(0.38)		(0.24)	(0.18)

Net Asset Value, End of Period	$15.75		$13.99	$15.56	$14.08		$13.55	$13.90

Total Return(c)	12.51	%(d)	(6.45)%	15.96%	6.80%		(0.80)%	6.47%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,648,142		$2,423,165	$2,634,555	$2,243,373		$1,392,460	$1,118,257
Net Investment Income/(Loss)(e)	(0.04)%		1.71%	0.74%	1.55%		2.17%	1.05%
Expenses Before Reductions*(e)(f)	0.12%		0.12%	0.11%	0.12%		0.12%	0.12%
Expenses Net of Reductions*(e)	0.12%		0.12%	0.11%	0.12%		0.12%	0.12%
Portfolio Turnover Rate	—	(d),(g)	4%	4%	4	%(h)	1%	1%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	Calculated using the average shares method.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Represents less than 0.5%.
(h)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 4%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $95.1 million and the monthly average notional amount for short contracts was $31.2 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$1,765,885	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	611,058	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$(24,399,923)	$9,370,106

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	1,215,045	(49,490)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2020. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$628,734,103	$—	$(44,243,949)	$(1,098,411)	$37,195,189	$620,586,932	55,310,778	$—	$—
AZL International Index Fund, Class 2	447,213,308	—	(101,708)	(10,268)	62,460,050	509,561,382	31,376,932	—	—
AZL Mid Cap Index Fund, Class 2	254,024,169	—	(2,153,936)	(107,797)	44,853,204	296,615,640	13,265,458	—	—
AZL S&P 500 Index Fund, Class 2	859,151,295	—	(54,969,111)	5,343,028	150,096,633	959,621,845	55,533,672	—	—
AZL Small Cap Stock Index Fund, Class 2	125,112,978	—	(29,442)	(3,807)	16,862,786	141,942,515	10,278,241	—	—

	$2,314,235,853	$—	$(101,498,146)	$4,122,745	$311,467,862	$2,528,328,314	165,765,081	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $17,703 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$2,528,328,314	$—	$2,528,328,314

Total Investment Securities	2,528,328,314	—	2,528,328,314

Other Financial Instruments:*
Futures Contracts	2,376,943	—	2,376,943

Total Investments	$2,530,705,257	$—	$2,530,705,257

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Growth Index Strategy Fund	$—	$101,498,146

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $2,186,075,203. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$342,253,111
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$342,253,111

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Growth Index Strategy Fund	$28,652,893	$73,631,594	$102,284,487

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Growth Index Strategy Fund	$65,147,887	$63,836,044	$—	$58,086,724	$187,070,655

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,117.50	$0.68	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	42.0%

Fixed Income Funds	38.0

International Equity Funds	15.1

Money Markets	— †

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (42.0%):
2,108,960	AZL Mid Cap Index Fund, Class 2	$47,156,350
8,752,388	AZL S&P 500 Index Fund, Class 2	151,241,258
1,680,703	AZL Small Cap Stock Index Fund, Class 2	23,210,505

		221,608,113

Fixed Income Funds (38.0%):
17,844,686	AZL Enhanced Bond Index Fund	200,217,382

International Equity Funds (15.1%):
4,921,323	AZL International Index Fund, Class 2	79,922,280

Total Affiliated Investment Companies (Cost $444,344,567)		501,747,775

Money Markets (0.0%)†:
212,970	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(a)	212,970

Total Money Markets (Cost $212,970)		212,970

Total Investment Securities (Cost $444,557,537) — 95.1%(b)		501,960,745
Net other assets (liabilities) — 4.9%		26,054,710

Net Assets — 100.0%		$528,015,455

Percentages indicated are based on net assets as of June 30, 2019.

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2019.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $26,356,393 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	107	$15,751,470	$313,606
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	82	10,493,442	219,728

				$533,334

See accompanying notes to the financial statements.

2

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$212,970
Investments in affiliates, at cost	444,344,567

Investment securities, at value	$212,970
Investments in affiliates, at value	501,747,775
Segregated cash for collateral for futures contracts	26,356,393
Interest and dividends receivable	39,143
Receivable for variation margin on futures contracts	218

Total Assets	528,356,499

Liabilities:
Payable for affiliated investments purchased	212,970
Payable for capital shares redeemed	61,272
Manager fees payable	42,758
Administration fees payable	4,405
Custodian fees payable	991
Administrative and compliance services fees payable	943
Transfer agent fees payable	822
Trustee fees payable	611
Other accrued liabilities	16,272

Total Liabilities	341,044

Net Assets	$528,015,455

Net Assets Consist of:
Paid in capital	$442,488,615
Total distributable earnings	85,526,840

Net Assets	$528,015,455

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,566,883
Net Asset Value (offering and redemption price per share)	$14.85

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$265,938
Dividends from non-affiliates	224

Total Investment Income	266,162

Expenses:
Manager fees	256,464
Administration fees	29,916
Custodian fees	3,145
Administrative and compliance services fees	4,344
Transfer agent fees	2,730
Trustee fees	13,657
Professional fees	11,442
Shareholder reports	7,876
Other expenses	834

Total expenses	330,408

Net Investment Income/(Loss)	(64,246)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	827,877
Net realized gains/(losses) on futures contracts	1,380,874
Change in net unrealized appreciation/depreciation on affiliated underlying funds	54,672,688
Change in net unrealized appreciation/depreciation on futures contracts	309,338

Net realized and Change in net unrealized gains/losses on investments	57,190,777

Change in Net Assets Resulting From Operations	$57,126,531

See accompanying notes to the financial statements.

3

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(64,246)	$9,237,594
Net realized gains/(losses) on investments	2,208,751	16,417,447
Change in unrealized appreciation/depreciation on investments	54,982,026	(52,545,577)

Change in net assets resulting from operations	57,126,531	(26,890,536)

Distributions to Shareholders:
Distributions	—	(23,512,014)

Change in net assets resulting from distributions to shareholders	—	(23,512,014)

Capital Transactions:
Proceeds from shares issued	4,888,597	10,442,882
Proceeds from dividends reinvested	—	23,512,014
Value of shares redeemed	(23,071,859)	(46,347,799)

Change in net assets resulting from capital transactions	(18,183,262)	(12,392,903)

Change in net assets	38,943,269	(62,795,453)
Net Assets:
Beginning of period	489,072,186	551,867,639

End of period	$528,015,455	$489,072,186

Share Transactions:
Shares issued	347,755	718,590
Dividends reinvested	—	1,679,430
Shares redeemed	(1,609,345)	(3,157,169)

Change in shares	(1,261,590)	(759,149)

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$13.28		$14.68	$13.50	$13.49		$14.37	$13.34

Investment Activities:
Net Investment Income/(Loss)	—	(a),(b)	0.26	0.12	0.23		0.25	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.57		(1.00)	1.64	0.48		(0.71)	1.06

Total from Investment Activities	1.57		(0.74)	1.76	0.71		(0.46)	1.12

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.24)	(0.30)		(0.07)	(0.05)
Net Realized Gains	—		(0.53)	(0.34)	(0.40)		(0.35)	(0.04)

Total Dividends	—		(0.66)	(0.58)	(0.70)		(0.42)	(0.09)

Net Asset Value, End of Period	$14.85		$13.28	$14.68	$13.50		$13.49	$14.37

Total Return(c)	11.75	%(d)	(5.26)%	13.21%	5.43%		(3.21)%	8.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$528,015		$489,072	$551,868	$520,112		$520,844	$467,457
Net Investment Income/(Loss)(e)	(0.03)%		1.73%	0.73%	1.71%		1.97%	0.65%
Expenses Before Reductions*(e)(f)	0.13%		0.13%	0.12%	0.13%		0.13%	0.14%
Expenses Net of Reductions*(e)	0.13%		0.13%	0.12%	0.13%		0.13%	0.14%
Portfolio Turnover Rate	1	%(d)	5%	5%	108	%(g)	2%	1%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	Calculated using the average shares method.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $25.8 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$313,606	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	219,728	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$939,401	$313,314

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	441,473	(3,976)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$201,227,371	$233,076	$(12,803,822)	$(51,407)	$11,612,164	$200,217,382	17,844,686	$—	$—
AZL International Index Fund, Class 2	70,025,179	440,108	(337,595)	(9,147)	9,803,735	79,922,280	4,921,323	—	—
AZL Mid Cap Index Fund, Class 2	40,899,214	153,825	(1,110,484)	31,060	7,182,735	47,156,350	2,108,960	—	—
AZL S&P 500 Index Fund, Class 2	132,737,984	1,282,981	(7,019,012)	857,592	23,381,713	151,241,258	8,752,388	—	—
AZL Small Cap Stock Index Fund, Class 2	19,885,973	637,420	(5,008)	(221)	2,692,341	23,210,505	1,680,703	—	—

	$464,775,721	$2,747,410	$(21,275,921)	$827,877	$54,672,688	$501,747,775	35,308,060	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $3,539 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$501,747,775	$—	$501,747,775
Money Markets	212,970	—	212,970

Total Investment Securities	501,960,745	—	501,960,745

Other Financial Instruments:*
Futures Contracts	533,334	—	533,334

Total Investments	$502,494,079	$—	$502,494,079

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Moderate Index Strategy Fund	$2,747,410	$21,275,921

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $444,893,426. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$57,067,319
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$57,067,319

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$9,436,246	$14,075,768	$23,512,014

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Moderate Index Strategy Fund	$11,104,558	$14,900,672	$—	$2,537,696	$28,542,926

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,138.00	$0.64	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	77.2%

Fixed Income Funds	17.8

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.2%):
19,513,490	AZL S&P 500 Index Fund, Class 2	$337,193,110
31,345,999	AZL T. Rowe Price Capital Appreciation Fund	622,218,075

		959,411,185

Fixed Income Funds (17.8%):
19,692,245	AZL Enhanced Bond Index Fund	220,946,994

Total Affiliated Investment Companies (Cost $989,167,003)		1,180,358,179

Total Investment Securities (Cost $989,167,003) — 95.0%(a)		1,180,358,179
Net other assets (liabilities) — 5.0%		61,932,824

Net Assets — 100.0%		$1,242,291,003

Percentages indicated are based on net assets as of June 30, 2019.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $62,016,478 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	252	$37,096,920	$739,104
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	193	24,697,978	519,296

				$1,258,400

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$989,167,003

Investments in affiliates, at value	$1,180,358,179
Segregated cash for collateral for futures contracts	62,016,479
Interest and dividends receivable	91,974
Receivable for capital shares issued	60,233
Receivable for affiliated investments sold	312,664
Receivable for variation margin on futures contracts	218
Prepaid expenses	7,543

Total Assets	1,242,847,290

Liabilities:
Cash overdraft	312,664
Payable for capital shares redeemed	96,398
Manager fees payable	100,546
Administration fees payable	5,757
Custodian fees payable	1,223
Administrative and compliance services fees payable	2,858
Transfer agent fees payable	1,096
Trustee fees payable	2,406
Other accrued liabilities	33,339

Total Liabilities	556,287

Net Assets	$1,242,291,003

Net Assets Consist of:
Paid in capital	$1,004,975,047
Total distributable earnings	237,315,956

Net Assets	$1,242,291,003

Shares of beneficial interest (unlimited number of shares authorized, no par value)	91,237,544
Net Asset Value (offering and redemption price per share)	$13.62

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$561,596
Dividends non-affiliates	2,313

Total Investment Income	563,909

Expenses:
Manager fees	583,784
Administration fees	33,486
Custodian fees	3,315
Administrative and compliance services fees	10,411
Transfer agent fees	3,076
Trustee fees	32,553
Professional fees	27,535
Shareholder reports	13,058
Other expenses	9,705

Total expenses	716,923

Net Investment Income/(Loss)	(153,014)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	998,945
Net realized gains/(losses) on futures contracts	(11,601,152)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	156,238,601
Change in net unrealized appreciation/depreciation on futures contracts	4,951,099

Net realized and Change in net unrealized gains/losses on investments	150,587,493

Change in Net Assets Resulting From Operations	$150,434,479

See accompanying notes to the financial statements.

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(153,014)	$14,159,631
Net realized gains/(losses) on investments	(10,602,207)	42,681,468
Change in unrealized appreciation/depreciation on investments	161,189,700	(76,276,696)

Change in net assets resulting from operations	150,434,479	(19,435,597)

Distributions to Shareholders:
Distributions	—	(48,843,888)

Change in net assets resulting from distributions to shareholders	—	(48,843,888)

Capital Transactions:
Proceeds from shares issued	41,459,670	73,125,433
Proceeds from dividends reinvested	—	48,843,888
Value of shares redeemed	(32,978,184)	(66,407,984)

Change in net assets resulting from capital transactions	8,481,486	55,561,337

Change in net assets	158,915,965	(12,718,148)
Net Assets:
Beginning of period	1,083,375,038	1,096,093,186

End of period	$1,242,291,003	$1,083,375,038

Share Transactions:
Shares issued	3,223,503	5,649,568
Dividends reinvested	—	3,904,388
Shares redeemed	(2,550,493)	(5,211,798)

Change in shares	673,010	4,342,158

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	January 10, 2014 to December 31, 2014(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.96		$12.71	$11.47	$10.88		$10.45	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b),(c)	0.16	0.11	0.03		0.04	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.66		(0.34)	1.50	0.79		0.39	1.11

Total from Investment Activities	1.66		(0.18)	1.61	0.82		0.43	1.12

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.15)	(0.17)		—	(0.01)
Net Realized Gains	—		(0.44)	(0.22)	(0.06)		— (b)	(0.66)

Total Dividends	—		(0.57)	(0.37)	(0.23)		— (b)	(0.67)

Net Asset Value, End of Period	$13.62		$11.96	$12.71	$11.47		$10.88	$10.45

Total Return(d)	13.80	%(e)	(1.67)%	14.21%	7.62%		4.15%	11.19	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,242,291		$1,083,375	$1,096,093	$899,716		$664,399	$288,843
Net Investment Income/(Loss)(f)	(0.03)%		1.27%	1.03%	0.61%		0.49%	0.26%
Expenses Before Reductions*(f)(g)	0.12%		0.12%	0.12%	0.12%		0.13%	0.14%
Expenses Net of Reductions*(f)	0.12%		0.12%	0.12%	0.12%		0.13%	0.14%
Portfolio Turnover Rate	2	%(e)	5%	3%	52	%(h)	1%	1	%(e)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the period January 10, 2014 (commencement of operations) to December 31, 2014.

(b)	Represents less than $0.005.

(c)	Calculated using the average shares method.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2019, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $52.1 million and the monthly average notional amount for short contracts was $18.8 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$739,104	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	519,296	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	$(12,547,452)	$4,901,241

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change net in unrealized appreciation/depreciation on futures contracts	946,300	49,858

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$205,728,223	$7,111,936	$(4,174,077)	$(22,831)	$12,303,743	$220,946,994	19,692,245	$—	$—
AZL S&P 500 Index Fund, Class 2	280,475,858	8,371,901	(3,272,124)	137,372	51,480,103	337,193,110	19,513,490	—	—
AZL T. Rowe Price Capital Appreciation Fund	547,877,821	—	(18,998,905)	884,404	92,454,755	622,218,075	31,345,999	—	—

	$1,034,081,902	$15,483,837	$(26,445,106)	$998,945	$156,238,601	$1,180,358,179	70,551,734	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $7,993 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,180,358,179	$—	$1,180,358,179

Total Investment Securities	1,180,358,179	—	1,180,358,179

Other Financial Instruments:*
Futures Contracts	1,258,400	—	1,258,400

Total Investments	$1,181,616,579	$—	$1,181,616,579

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$15,483,837	$26,445,106

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $990,387,847. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$189,970,332
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$189,970,332

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$13,580,212	$35,263,676	$48,843,888

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$25,425,167	$32,396,701	$—	$33,731,733	$91,553,601

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2019, the Fund had a controlling interest (in excess of 50%) in the AZL T. Rowe Price Capital Appreciation Fund, which is affiliated with the Manager.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

Item 2.	Code of Ethics.

Not applicable __ only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 27, 2019

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 27, 2019

.